Schedule of Investments(a)
May 31, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–87.34%
Advertising–0.27%
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/2031(b)	$270,000	$279,332
7.50%, 03/15/2033(b)	270,000	283,526
Lamar Media Corp.,
4.88%, 01/15/2029	7,000	6,952
3.63%, 01/15/2031	651,000	609,568
5.38%, 11/01/2033(b)(c)	3,030,000	2,986,615
Omnicom Group, Inc.,
4.20%, 03/02/2029	310,000	306,296
4.75%, 03/30/2030	271,000	272,025
5.30%, 06/02/2036(c)	6,156,000	5,981,871
		10,726,185
Aerospace & Defense–1.71%
Boeing Co. (The),
6.30%, 05/01/2029	33,000	34,529
6.39%, 05/01/2031	5,000	5,335
6.53%, 05/01/2034	1,790,000	1,954,669
5.81%, 05/01/2050	4,564,000	4,521,191
5.93%, 05/01/2060	31,000	30,705
General Dynamics Corp., 4.95%, 08/15/2035	1,299,000	1,305,504
Hexcel Corp., 5.88%, 02/26/2035	410,000	424,274
Honeywell Aerospace, Inc.,
4.30%, 03/16/2031(b)	498,000	490,749
4.60%, 03/16/2033(b)(c)	2,208,000	2,176,105
4.95%, 03/16/2036(b)	4,047,000	4,004,654
5.73%, 03/16/2056(b)	15,893,000	15,910,400
Howmet Aerospace, Inc.,
3.75%, 03/03/2028	62,000	61,346
3.90%, 04/15/2029	25,000	24,617
4.85%, 10/15/2031	230,000	231,584
4.75%, 04/15/2036	1,780,000	1,733,399
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	34,000	34,670
5.75%, 01/15/2035	1,114,000	1,158,135
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	1,546,000	1,587,655
5.60%, 07/31/2053(c)	987,000	968,522
Lockheed Martin Corp.,
4.40%, 08/15/2030	142,000	141,859
4.75%, 02/15/2034(c)	864,000	861,676
4.80%, 08/15/2034	587,000	585,967
4.50%, 05/15/2036	66,000	64,245
4.15%, 06/15/2053	21,000	16,694
4.30%, 06/15/2062	533,000	420,300
5.90%, 11/15/2063	636,000	655,722
5.20%, 02/15/2064	64,000	58,824
Northrop Grumman Corp.,
4.03%, 10/15/2047	109,000	86,805
4.95%, 03/15/2053	833,000	745,888
Principal Amount		Value
Aerospace & Defense–(continued)
RTX Corp.,
5.75%, 01/15/2029	$25,000	$25,846
6.00%, 03/15/2031	25,000	26,482
5.15%, 02/27/2033	1,110,000	1,132,572
6.10%, 03/15/2034	1,347,000	1,448,346
6.40%, 03/15/2054	2,148,000	2,348,582
Textron, Inc., 4.95%, 03/15/2036	2,415,000	2,361,664
TransDigm, Inc.,
6.75%, 08/15/2028(b)	4,860,000	4,926,067
6.38%, 03/01/2029(b)	11,349,000	11,586,025
6.88%, 12/15/2030(b)	510,000	526,129
7.13%, 12/01/2031(b)	340,000	353,542
6.00%, 01/15/2033(b)	26,000	26,312
6.38%, 05/31/2033(b)	2,192,000	2,215,699
6.25%, 01/31/2034(b)	596,000	610,360
6.13%, 07/31/2034(b)	617,000	615,220
		68,498,869
Agricultural & Farm Machinery–0.20%
AGCO Corp.,
5.45%, 03/21/2027	19,000	19,161
5.80%, 03/21/2034	907,000	932,694
CNH Industrial Capital LLC, 4.75%, 03/21/2028	45,000	45,172
Deere Funding Canada Corp., 4.15%, 10/09/2030	595,000	586,231
Imperial Brands Finance PLC (United Kingdom),
4.50%, 06/30/2028(b)	119,000	118,934
5.63%, 07/01/2035(b)	1,346,000	1,364,167
6.38%, 07/01/2055(b)	3,170,000	3,232,504
John Deere Capital Corp.,
4.38%, 10/15/2030	30,000	29,890
5.10%, 04/11/2034	1,493,000	1,517,829
		7,846,582
Agricultural Products & Services–0.23%
Archer-Daniels-Midland Co., 2.70%, 09/15/2051	3,678,000	2,243,710
Bunge Ltd. Finance Corp.,
4.55%, 08/04/2030	658,000	654,830
5.15%, 08/04/2035(c)	4,916,000	4,916,029
Cargill, Inc.,
4.13%, 10/23/2030(b)	168,000	165,213
5.13%, 10/11/2032(b)(c)	399,000	407,500
4.75%, 04/24/2033(b)(c)	807,000	805,290
5.38%, 10/23/2055(b)(c)	57,519	54,871
		9,247,443
Air Freight & Logistics–0.16%
GXO Logistics, Inc.,
6.25%, 05/06/2029	282,000	291,722
6.50%, 05/06/2034	1,150,000	1,205,232
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Air Freight & Logistics–(continued)
United Parcel Service, Inc.,
4.65%, 10/15/2030	$18,000	$18,155
5.15%, 05/22/2034(c)	1,122,000	1,149,033
5.25%, 05/14/2035(c)	655,000	669,786
5.50%, 05/22/2054	2,945,000	2,842,616
5.95%, 05/14/2055	63,000	64,591
		6,241,135
Alternative Carriers–0.01%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(b)	304,000	306,576
Apparel Retail–0.00%
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)(d)	326,310	2,447
Apparel, Accessories & Luxury Goods–0.07%
Gildan Activewear, Inc. (Canada),
4.70%, 10/07/2030(b)(c)	959,000	948,447
5.40%, 10/07/2035(b)(c)	2,026,000	1,991,739
		2,940,186
Application Software–1.47%
Autodesk, Inc., 5.30%, 06/15/2035	18,000	18,022
Black Pearl Compute LLC, 6.13%, 02/15/2031(b)	3,381,000	3,444,091
Cadence Design Systems, Inc., 4.70%, 09/10/2034	15,000	14,809
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	329,000	325,375
8.25%, 06/30/2032(b)	598,000	587,579
Intuit, Inc., 5.20%, 09/15/2033	18,000	18,207
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(b)	17,056,000	17,098,821
Roper Technologies, Inc.,
4.45%, 09/15/2030(c)	539,000	531,275
4.75%, 02/15/2032	237,000	234,181
4.90%, 10/15/2034	1,228,000	1,186,634
5.10%, 09/15/2035(c)	2,947,000	2,865,930
Salesforce, Inc.,
4.90%, 09/15/2031	13,982,000	13,992,899
5.55%, 03/15/2036	9,150,000	9,218,854
6.40%, 03/15/2046	3,328,000	3,397,391
6.55%, 03/15/2056	5,322,000	5,429,421
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	576,000	576,307
Synopsys, Inc., 5.70%, 04/01/2055	12,000	11,707
		58,951,503
Asset Management & Custody Banks–0.77%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	3,203,000	3,211,029
Ameriprise Financial, Inc.,
4.50%, 05/13/2032	284,000	281,596
5.15%, 05/15/2033(c)	1,296,000	1,319,189
5.20%, 04/15/2035(c)	3,091,000	3,101,214
Principal Amount		Value
Asset Management & Custody Banks–(continued)
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(e)	$26,000	$26,184
4.54%, 02/01/2029(e)	12,000	12,042
4.98%, 03/14/2030(e)	3,000	3,038
5.06%, 07/22/2032(e)	1,244,000	1,265,459
5.83%, 10/25/2033(e)	594,000	627,190
4.71%, 02/01/2034(e)	433,000	428,479
5.19%, 03/14/2035(e)	258,000	261,610
5.09%, 04/23/2037(c)(e)	5,051,000	5,025,201
Series J, 4.97%, 04/26/2034(e)	638,000	639,267
BlackRock, Inc., 4.75%, 05/25/2033	1,221,000	1,231,999
Blue Owl Capital Corp., 6.30%, 08/15/2031	3,620,000	3,605,796
Brookfield Asset Management Ltd. (Canada),
5.80%, 04/24/2035	49,000	50,159
6.08%, 09/15/2055	42,000	42,510
Citadel L.P.,
6.00%, 01/23/2030(b)	110,000	113,207
6.38%, 01/23/2032(b)	517,000	539,862
FS KKR Capital Corp., 6.13%, 01/15/2030	253,000	247,766
Northern Trust Corp.,
4.15%, 11/19/2030	18,000	17,802
6.13%, 11/02/2032	809,000	867,619
5.12%, 11/19/2040(e)	2,299,000	2,255,512
Osaic Holdings, Inc., 6.75%, 08/01/2032(b)	558,000	563,726
State Street Corp.,
4.58% (SOFR + 0.95%), 04/24/2028(f)	17,000	17,074
5.68%, 11/21/2029(e)	20,000	20,601
4.73%, 02/28/2030	42,000	42,366
4.83%, 04/24/2030	22,000	22,299
6.12%, 11/21/2034(e)	25,000	26,455
5.15%, 02/28/2036(e)	79,000	79,348
4.78%, 10/23/2036(e)	21,000	20,460
Trinity Capital, Inc., 7.00%, 05/21/2031	2,988,000	3,007,618
Voya Global Funding, 4.60%, 11/24/2030(b)(c)	2,048,000	2,023,467
		30,997,144
Automobile Manufacturers–1.34%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	6,550,000	6,550,496
3.75%, 01/30/2031(b)	1,280,000	1,199,570
5.88%, 12/01/2033(b)	298,000	298,971
American Honda Finance Corp., 4.60%, 04/17/2030	131,000	130,120
Daimler Truck Finance North America LLC (Germany),
4.65%, 10/12/2030(b)(c)	1,055,000	1,048,240
5.00%, 10/12/2032(b)	5,970,000	5,950,284
5.63%, 01/13/2035(b)	2,223,000	2,272,393
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC,
2.70%, 08/10/2026	$226,000	$225,289
7.35%, 11/04/2027	527,000	543,850
5.92%, 03/20/2028	501,000	508,709
6.80%, 05/12/2028	644,000	664,152
6.80%, 11/07/2028	54,000	55,989
7.35%, 03/06/2030	48,000	51,136
7.20%, 06/10/2030	583,000	618,337
5.42%, 04/09/2031(c)	3,323,000	3,313,648
Honda Motor Co. Ltd. (Japan),
4.69%, 07/08/2030	1,785,000	1,777,413
5.34%, 07/08/2035(c)	7,452,000	7,487,131
Hyundai Capital America,
4.88%, 06/23/2027(b)	30,000	30,136
5.00%, 01/07/2028(b)	181,000	182,155
4.25%, 01/08/2029(b)	940,000	929,809
5.35%, 03/19/2029(b)	7,000	7,116
5.30%, 01/08/2030(b)	394,000	400,584
5.80%, 04/01/2030(b)	76,000	78,441
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	2,711,000	2,739,639
PACCAR Financial Corp., Series R, 3.90%, 02/05/2029	58,000	57,667
Toyota Motor Credit Corp.,
4.55%, 08/09/2029	9,000	9,034
5.35%, 01/09/2035	4,239,000	4,353,969
Series B, 4.55%, 05/14/2031(c)	5,510,000	5,493,892
4.60%, 03/11/2033	3,231,000	3,184,146
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)	683,000	690,263
4.60%, 06/08/2029(b)	55,000	54,603
5.60%, 03/22/2034(b)	2,973,000	3,001,744
		53,908,926
Automotive Parts & Equipment–0.88%
American Axle & Manufacturing, Inc.,
6.38%, 10/15/2032(b)	50,000	50,218
7.75%, 10/15/2033(b)(c)	1,565,000	1,570,370
BMW US Capital LLC (Germany),
4.50%, 08/11/2030(b)	604,000	598,827
4.65%, 03/19/2031(b)	4,555,000	4,528,520
5.00%, 03/19/2033(b)	3,181,000	3,174,357
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	875,000	905,004
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	535,000	561,393
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	8,000	8,034
4.90%, 05/01/2033(b)	1,522,000	1,514,149
5.25%, 04/30/2036(b)	4,461,000	4,460,525
Forvia SE (France), 8.00%, 06/15/2030(b)(c)	624,000	659,283
Magna International, Inc. (Canada), 5.88%, 06/01/2035	506,000	528,648
Principal Amount		Value
Automotive Parts & Equipment–(continued)
Mobility Global, Inc.,
5.05%, 06/15/2029(b)	$946,000	$950,685
5.45%, 06/15/2031(b)	2,679,000	2,710,195
6.05%, 06/15/2036(b)	3,975,000	4,046,769
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	600,000	597,913
Phinia, Inc.,
6.75%, 04/15/2029(b)	4,800,000	4,939,824
6.63%, 10/15/2032(b)	579,000	594,450
ZF North America Capital, Inc. (Germany), 7.50%, 03/24/2031(b)(c)	2,906,000	2,937,308
		35,336,472
Automotive Retail–0.29%
Advance Auto Parts, Inc.,
7.00%, 08/01/2030(b)(c)	1,659,000	1,705,815
7.38%, 08/01/2033(b)(c)	1,258,000	1,309,622
AutoZone, Inc.,
4.75%, 08/01/2032	514,000	509,750
5.20%, 08/01/2033	872,000	880,707
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(g)	546,770	604,626
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	1,221,000	1,188,368
6.38%, 01/15/2030(b)	559,000	568,570
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	538,000	561,685
Lithia Motors, Inc.,
5.50%, 10/01/2030(b)	1,682,000	1,668,653
4.38%, 01/15/2031(b)	617,000	585,030
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	1,960,000	1,944,283
		11,527,109
Biotechnology–0.34%
AbbVie, Inc.,
5.05%, 03/15/2034	616,000	625,342
4.88%, 11/14/2048(c)	688,000	620,106
5.40%, 03/15/2054	165,000	159,094
5.50%, 03/15/2064	1,841,000	1,774,461
Amgen, Inc.,
5.25%, 03/02/2030	35,000	35,779
4.40%, 05/01/2045	367,000	311,066
5.65%, 03/02/2053	3,786,000	3,683,161
5.75%, 03/02/2063	3,161,000	3,070,589
Gilead Sciences, Inc.,
5.25%, 10/15/2033	1,397,000	1,441,585
5.55%, 10/15/2053(c)	1,991,000	1,967,208
		13,688,391
Brewers–0.01%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.55%, 01/23/2049	236,000	232,786
Broadcasting–0.28%
Discovery Communications LLC, 6.35%, 06/01/2040	394,000	325,298
Gray Media, Inc., 9.63%, 07/15/2032(b)	165,000	162,883
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Broadcasting–(continued)
Nexstar Media, Inc.,
6.50%, 09/15/2033(b)	$6,562,000	$6,618,945
7.25%, 04/15/2034(b)(c)	2,658,000	2,676,308
Paramount Global,
6.88%, 04/30/2036(c)	643,000	595,061
5.85%, 09/01/2043	429,000	316,427
Univision Communications, Inc.,
4.50%, 05/01/2029(b)	358,000	340,573
9.38%, 08/01/2032(b)	240,000	245,989
		11,281,484
Broadline Retail–0.65%
Amazon.com, Inc.,
4.25%, 03/13/2031	117,000	115,732
4.88%, 03/13/2036	11,342,000	11,209,902
5.65%, 03/13/2046	7,589,000	7,583,321
5.80%, 03/13/2056	7,214,000	7,225,949
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)	75,000	75,081
		26,209,985
Building Products–0.26%
Carrier Global Corp., 5.90%, 03/15/2034	358,000	377,914
CRH America Finance, Inc.,
4.40%, 02/09/2031(c)	650,000	641,804
5.00%, 02/09/2036	3,952,000	3,884,256
5.60%, 02/09/2056	1,213,000	1,184,105
Lennox International, Inc., 5.50%, 09/15/2028	30,000	30,639
Masco Corp., 3.13%, 02/15/2051(c)	3,272,000	2,129,120
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	575,000	572,382
Rentokil Terminix Funding PLC (United Kingdom), 4.63%, 04/23/2031(b)	1,689,000	1,666,027
		10,486,247
Cable & Satellite–0.70%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	138,000	135,545
6.38%, 09/01/2029(b)	198,000	199,028
4.75%, 03/01/2030(b)	621,000	587,269
4.75%, 02/01/2032(b)(c)	399,000	355,996
4.50%, 05/01/2032	522,000	458,409
4.50%, 06/01/2033(b)(c)	688,000	589,024
7.38%, 02/01/2036(b)(c)	293,000	286,313
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
6.65%, 02/01/2034(c)	2,011,000	2,077,231
5.85%, 12/01/2035(c)	1,890,000	1,840,946
5.75%, 04/01/2048	641,000	539,712
6.83%, 10/23/2055	1,164,000	1,098,219
6.70%, 12/01/2055(c)	1,821,000	1,725,211
Principal Amount		Value
Cable & Satellite–(continued)
Comcast Corp.,
5.50%, 11/15/2032(c)	$1,093,000	$1,134,747
3.45%, 02/01/2050	134,000	88,863
2.89%, 11/01/2051	168,000	98,131
6.05%, 05/15/2055(c)	4,418,000	4,367,585
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	408,000	402,394
5.80%, 12/15/2053(b)	1,742,000	1,462,826
Directv Financing LLC, 8.88%, 02/01/2030(b)	579,000	594,390
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)(c)	296,000	309,950
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	112,000	115,220
Sirius XM Radio LLC, 5.00%, 08/01/2027(b)	9,000,000	8,990,957
Versant Media Group, Inc., 7.25%, 01/30/2031(b)(c)	562,000	584,222
		28,042,188
Cargo Ground Transportation–0.21%
Fedex Freight Holding Co., Inc.,
4.30%, 03/15/2029(b)	532,000	525,376
4.65%, 03/15/2031(b)(c)	2,233,000	2,200,609
4.95%, 03/15/2033(b)(c)	562,000	551,549
5.25%, 03/15/2036(b)	3,258,000	3,179,563
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.35%, 01/12/2027(b)	2,000	2,009
4.40%, 07/01/2027(b)	166,000	165,737
5.70%, 02/01/2028(b)	68,000	69,063
5.55%, 05/01/2028(b)	214,000	217,482
6.05%, 08/01/2028(b)	157,000	161,405
6.20%, 06/15/2030(b)	112,000	117,204
4.55%, 01/15/2031(b)(c)	1,424,000	1,407,850
Ryder System, Inc., 4.90%, 12/01/2029	25,000	25,252
		8,623,099
Casinos & Gaming–0.13%
Las Vegas Sands Corp.,
5.30%, 05/15/2031	1,612,000	1,613,515
5.65%, 05/18/2033	1,523,000	1,533,621
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)(c)	600,000	592,908
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	902,000	865,180
Voyager Parent LLC, 9.25%, 07/01/2032(b)	555,000	589,047
		5,194,271
Coal & Consumable Fuels–0.05%
Australian MetCoal Financing Pty Ltd. (Australia),
6.25%, 10/22/2031(b)	920,000	936,125
6.75%, 04/22/2034(b)	1,016,000	1,045,251
		1,981,376
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Commercial & Residential Mortgage Finance–0.17%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)	$137,000	$140,573
6.75%, 10/25/2028(b)	270,000	281,745
4.25%, 04/30/2029(b)	217,000	213,654
4.80%, 10/24/2030(b)	3,102,000	3,077,935
Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029(b)	552,000	547,860
7.13%, 02/01/2032(b)	531,000	525,690
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(e)	492,000	496,005
Radian Group, Inc., 6.20%, 05/15/2029	169,000	175,018
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	662,000	672,478
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	236,000	234,546
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)(c)	555,000	562,262
		6,927,766
Commodity Chemicals–0.06%
Westlake Corp., 3.13%, 08/15/2051	3,917,000	2,414,544
Computer & Electronics Retail–0.13%
Dell International LLC/EMC Corp.,
5.50%, 04/01/2035(c)	4,308,000	4,413,257
8.10%, 07/15/2036	78,000	93,643
Leidos, Inc.,
4.10%, 03/15/2029	92,000	90,835
5.75%, 03/15/2033	726,000	752,871
		5,350,606
Construction & Engineering–0.01%
AECOM, 6.00%, 08/01/2033(b)	579,000	580,298
Construction Machinery & Heavy Transportation Equipment– 0.44%
Caterpillar Financial Services Corp.,
3.75%, 02/23/2029	156,000	153,963
4.13% (SOFR + 0.49%), 02/23/2029(f)	83,000	83,105
Series L, 4.50%, 05/15/2031	3,260,000	3,255,647
Caterpillar, Inc.,
5.20%, 05/15/2035	1,348,000	1,378,832
5.50%, 05/15/2055	22,000	22,364
Cummins, Inc.,
4.70%, 02/15/2031	254,000	255,802
5.15%, 02/20/2034	1,106,000	1,127,410
5.30%, 05/09/2035	2,200,000	2,250,042
5.45%, 02/20/2054(c)	2,490,000	2,447,632
Komatsu Finance America, Inc., 4.20%, 09/18/2030(b)	248,000	243,570
Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	110,000	111,127
5.50%, 05/29/2035	6,171,000	6,316,252
		17,645,746
Principal Amount		Value
Construction Materials–0.04%
JH North America Holdings, Inc.,
5.88%, 01/31/2031(b)	$375,000	$375,213
6.13%, 07/31/2032(b)	1,323,000	1,327,448
		1,702,661
Consumer Electronics–0.16%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)(c)	1,598,000	1,613,180
5.63%, 04/24/2029(b)	1,692,500	1,736,522
Tyco Electronics Group S.A. (Switzerland),
4.50%, 02/09/2031	115,000	114,341
4.88%, 02/09/2036	2,853,000	2,811,561
		6,275,604
Consumer Finance–0.96%
American Express Co.,
4.73%, 04/25/2029(e)	19,000	19,099
4.35%, 07/20/2029(e)	63,000	62,813
4.45% (SOFR + 0.81%), 07/20/2029(f)	92,000	92,270
5.53%, 04/25/2030(e)	90,000	92,377
4.65% (SOFR + 1.02%), 01/30/2031(f)	31,000	31,202
5.02%, 04/25/2031(e)	228,000	230,956
4.92%, 07/20/2033(c)(e)	2,833,000	2,837,153
5.44%, 01/30/2036(c)(e)	1,533,000	1,565,375
5.67%, 04/25/2036(e)	1,918,000	1,989,892
4.80%, 10/24/2036(e)	9,170,000	8,877,069
5.41%, 02/08/2041(c)(e)	8,530,000	8,515,016
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(b)(e)	275,000	287,629
Capital One Financial Corp.,
7.15%, 10/29/2027(e)	99,000	100,052
4.49%, 09/11/2031(e)	58,000	57,028
4.72%, 01/30/2032(e)	39,000	38,548
5.40%, 01/30/2037(e)	8,477,000	8,371,406
EZCORP, Inc., 7.38%, 04/01/2032(b)	1,654,000	1,754,957
FirstCash, Inc.,
6.88%, 03/01/2032(b)	496,000	510,613
6.13%, 05/01/2034(b)	250,000	250,305
General Motors Financial Co., Inc., Series B, 6.50%(e)(h)	200,000	200,070
Navient Corp.,
4.88%, 03/15/2028	102,000	100,026
9.38%, 07/25/2030	173,000	176,368
7.88%, 06/15/2032	664,000	618,472
OneMain Finance Corp.,
6.63%, 05/15/2029	360,000	366,062
4.00%, 09/15/2030	171,000	157,928
7.13%, 11/15/2031	569,000	576,440
6.75%, 03/15/2032	260,000	258,870
7.13%, 09/15/2032(c)	360,000	363,233
Synchrony Financial, 5.02%, 07/29/2029(e)	90,000	90,134
		38,591,363
Consumer Staples Merchandise Retail–0.13%
Dollar General Corp.,
5.00%, 11/01/2032	312,000	310,701
5.50%, 11/01/2052(c)	847,000	801,763
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Consumer Staples Merchandise Retail–(continued)
Dollar Tree, Inc., 3.38%, 12/01/2051	$3,238,000	$2,151,620
Target Corp., 5.00%, 04/15/2035(c)	1,968,000	1,975,259
Walmart, Inc., 4.50%, 09/09/2052	66,000	57,433
		5,296,776
Copper–0.00%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	51,000	51,017
Distillers & Vintners–0.04%
Brown-Forman Corp., 4.75%, 04/15/2033(c)	304,000	300,033
Constellation Brands, Inc.,
4.80%, 05/01/2030	18,000	18,121
4.90%, 05/01/2033	283,000	280,677
4.95%, 11/01/2035(c)	924,000	900,249
		1,499,080
Distributors–0.06%
Genuine Parts Co.,
6.50%, 11/01/2028	309,000	320,051
4.95%, 08/15/2029	306,000	305,051
6.88%, 11/01/2033(c)	1,642,000	1,778,978
		2,404,080
Diversified Banks–12.84%
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)(c)	2,300,000	2,484,734
6.75%(b)(e)(h)	822,000	822,570
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
4.53% (SOFR + 0.88%), 03/03/2029(f)	400,000	400,473
4.97%, 05/08/2031	3,000,000	3,000,512
7.13%(e)(h)	5,064,000	5,106,026
9.38%(e)(h)	1,203,000	1,319,456
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(e)	600,000	605,140
5.07%, 11/06/2030	2,600,000	2,561,057
5.13%, 11/06/2035(c)	3,800,000	3,731,315
5.44%, 04/15/2036(c)	2,200,000	2,199,793
7.25%(e)(h)	8,600,000	8,664,216
8.00%(e)(h)	63,492	68,154
9.63%(e)(h)	1,600,000	1,745,842
9.63%(c)(e)(h)	1,200,000	1,411,543
Bank of America Corp.,
4.46% (SOFR + 0.83%), 01/24/2029(f)	27,000	27,086
5.20%, 04/25/2029(e)	39,000	39,495
4.64% (SOFR + 1.01%), 01/24/2031(c)(f)	764,000	767,986
5.16%, 01/24/2031(e)	25,000	25,426
4.46%, 02/06/2032(e)	6,709,000	6,608,114
5.43%, 08/15/2035(e)	2,020,000	2,029,855
2.48%, 09/21/2036(e)	157,000	137,042
5.49%, 04/23/2037(e)	7,367,000	7,335,955
7.75%, 05/14/2038	1,450,000	1,732,030
3.31%, 04/22/2042(e)	309,000	239,348
Principal Amount		Value
Diversified Banks–(continued)
6.63%(e)(h)	$1,582,000	$1,636,174
Series N, 4.50% (SOFR + 0.87%), 02/06/2032(c)(f)	7,046,000	7,014,109
Series RR, 4.38%(c)(e)(h)	1,065,000	1,058,438
Series TT, 6.13%(e)(h)	1,000	1,011
Bank of Montreal (Canada),
Series J, 4.34%, 03/19/2030(e)	97,000	96,442
7.70%, 05/26/2084(e)	200,000	210,035
7.30%, 11/26/2084(e)	3,111,000	3,266,727
Bank of New York Mellon (The), 4.73%, 04/20/2029(e)	126,000	126,959
Bank of Nova Scotia (The) (Canada),
4.90%, 06/05/2032(e)	7,282,000	7,291,836
8.63%, 10/27/2082(e)	1,286,000	1,345,247
8.00%, 01/27/2084(c)(e)	1,391,000	1,471,973
6.88%, 10/27/2085(c)(e)	5,428,000	5,485,770
Banque Federative du Credit Mutuel S.A. (France), 4.59%, 10/16/2028(b)	200,000	200,078
Barclays PLC (United Kingdom),
4.22%, 05/24/2030(e)	894,000	880,360
4.57% (SOFR + 0.93%), 05/24/2030(f)	984,000	983,933
5.37%, 02/25/2031(e)	635,000	645,489
4.52%, 02/24/2032(e)	2,622,000	2,568,649
5.21%, 02/24/2037(e)	9,136,000	8,897,886
3.33%, 11/24/2042(e)	423,000	317,303
5.86%, 08/11/2046(e)	2,872,000	2,868,659
BBVA Bancomer S.A. (Mexico), 5.40%, 06/03/2031(b)	1,816,000	1,820,685
BNP Paribas S.A. (France),
5.06% (SOFR + 1.43%), 05/09/2029(b)(f)	200,000	201,594
5.09%, 05/09/2031(b)(e)	202,000	203,708
7.20%(b)(e)(h)	2,128,000	2,131,909
7.45%(b)(e)(h)	200,000	207,125
BPCE S.A. (France),
6.29%, 01/14/2036(b)(e)	2,898,000	3,032,425
5.42%, 01/13/2037(b)(c)(e)	7,861,000	7,701,923
6.35%, 01/13/2047(b)(e)	3,757,000	3,672,962
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	585,000	603,102
CaixaBank S.A. (Spain), 5.40%, 04/22/2037(b)(c)(e)	1,922,000	1,905,684
Citigroup, Inc.,
5.17%, 02/13/2030(e)	40,000	40,583
4.54%, 09/19/2030(e)	151,000	150,414
5.10% (SOFR + 1.46%), 05/07/2031(f)	3,969,000	4,039,287
4.50%, 09/11/2031(e)	3,025,000	2,993,414
6.17%, 05/25/2034(e)	2,083,000	2,180,806
5.83%, 02/13/2035(e)	2,254,000	2,302,273
3.88%, 01/24/2039(e)	247,000	214,649
5.41%, 09/19/2039(e)	2,662,000	2,631,763
2.90%, 11/03/2042(e)	200,000	145,189
5.61%, 03/04/2056(c)(e)	5,095,000	4,995,694
6.63%(e)(h)	6,048,000	6,144,520
Series AA, 7.63%(e)(h)	3,949,000	4,117,235
Series BB, 7.20%(e)(h)	2,927,000	3,020,096
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Series DD, 7.00%(c)(e)(h)	$3,686,000	$3,823,660
Series JJ, 6.50%(e)(h)	8,469,000	8,564,251
Series Z, 7.38%(e)(h)	3,898,000	4,029,659
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	7,135,000	7,374,201
Credit Agricole S.A. (France),
5.22%, 05/27/2031(b)(e)	1,557,000	1,574,267
4.82%, 09/25/2033(b)(c)(e)	5,661,000	5,542,620
Danske Bank A/S (Denmark), 5.00%, 03/27/2032(b)(e)	3,592,000	3,601,940
Federation des caisses Desjardins du Quebec (Canada),
4.55%, 08/23/2027(b)	93,000	93,300
5.02%, 05/27/2031(b)	6,069,000	6,126,147
Fifth Third Bancorp,
6.34%, 07/27/2029(e)	29,000	30,032
4.77%, 07/28/2030(e)	140,000	140,019
5.63%, 01/29/2032(e)	149,000	153,759
4.57%, 04/29/2032(c)(e)	10,929,000	10,750,365
4.34%, 04/25/2033(e)	585,000	564,994
Fifth Third Financial Corp., 5.98%, 01/30/2030(e)	92,000	94,824
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(e)	587,000	588,678
5.60%, 05/17/2028(e)	200,000	202,174
5.21%, 08/11/2028(e)	195,000	196,611
4.40%, 03/10/2030(e)	456,000	452,072
4.71%, 05/12/2030(e)	2,279,000	2,274,569
5.29%, 11/19/2030(e)	1,138,000	1,154,609
5.13%, 03/03/2031(e)	812,000	819,682
5.20% (SOFR + 1.57%), 05/13/2031(f)	3,475,000	3,554,171
5.24%, 05/13/2031(e)	2,184,000	2,212,161
4.68%, 03/10/2032(e)	2,313,000	2,283,518
5.21%, 05/12/2034(e)	4,410,000	4,403,536
5.79%, 05/13/2036(e)	200,000	206,608
5.28%, 03/10/2037(e)	7,267,000	7,192,620
6.33%, 03/09/2044(e)	3,432,000	3,672,664
6.75%(e)(h)	1,180,000	1,194,757
6.75%(e)(h)	3,537,000	3,554,222
6.88%(e)(h)	552,000	567,253
7.00%(e)(h)	1,691,000	1,726,648
7.05%(e)(h)	4,202,000	4,306,895
ING Groep N.V. (Netherlands),
5.34%, 03/19/2030(e)	228,000	232,424
5.42%, 03/23/2037(e)	6,445,000	6,462,240
JPMorgan Chase & Co.,
5.57%, 04/22/2028(e)	15,000	15,163
4.32%, 04/26/2028(e)	18,000	17,992
4.85%, 07/25/2028(e)	91,000	91,460
4.92%, 01/24/2029(e)	10,000	10,076
5.30%, 07/24/2029(e)	13,000	13,197
6.09%, 10/23/2029(e)	12,000	12,410
5.01%, 01/23/2030(e)	29,000	29,282
5.58%, 04/22/2030(e)	214,000	219,491
5.00%, 07/22/2030(e)	377,000	380,668
4.60%, 10/22/2030(e)	229,000	228,696
5.14%, 01/24/2031(e)	74,000	75,173
5.10%, 04/22/2031(e)	97,000	98,629
Principal Amount		Value
Diversified Banks–(continued)
4.26%, 10/22/2031(e)	$2,562,000	$2,513,316
4.35%, 01/22/2032(e)	2,526,000	2,483,349
4.59%, 04/26/2033(e)	743,000	732,857
4.91%, 07/25/2033(e)	76,000	76,165
5.72%, 09/14/2033(e)	1,827,000	1,889,205
5.35%, 06/01/2034(e)	26,000	26,534
5.34%, 01/23/2035(e)	403,000	409,176
4.81%, 10/22/2036(e)	4,788,000	4,648,537
4.90%, 01/22/2037(c)(e)	5,286,000	5,153,030
5.15%, 04/23/2037(e)	3,367,000	3,347,702
3.88%, 07/24/2038(e)	211,000	186,525
5.53%, 11/29/2045(e)	2,182,000	2,172,434
4.26%, 02/22/2048(e)	328,000	272,474
6.10%(e)(h)	14,408,000	14,530,133
Series W, 4.91% (3 mo. Term SOFR + 1.26%), 05/15/2047(f)	1,275,000	1,163,149
Series CC, 6.51% (3 mo. Term SOFR + 2.84%)(f)(h)	142,000	142,983
Series NN, 6.88%(c)(e)(h)	635,000	663,311
Series OO, 6.50%(c)(e)(h)	4,055,000	4,159,015
KeyCorp, 5.31%, 01/28/2037(c)(e)	1,794,000	1,768,732
Lloyds Banking Group PLC (United Kingdom), 4.43%, 11/04/2031(e)	2,041,000	2,007,948
Macquarie Bank Ltd. (Australia), 4.11% (SOFR + 0.48%), 02/03/2028(b)(f)	50,000	50,020
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	70,000	70,291
Mitsubishi Ufj Financial Group, Inc. (Japan),
5.33%, 04/21/2037(e)	3,431,000	3,443,133
5.87%, 04/21/2047(e)	4,014,000	4,070,376
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(e)	52,000	52,348
5.26%, 04/17/2030(e)	340,000	345,540
5.11% (SOFR + 1.48%), 04/24/2031(c)(f)	1,645,000	1,680,181
5.16%, 04/24/2031(e)	1,754,000	1,779,601
4.53%, 09/12/2031(e)	3,232,000	3,197,000
5.41%, 04/19/2034(c)(e)	1,235,000	1,266,513
5.43%, 04/17/2035(e)	2,812,000	2,868,502
5.57%, 01/16/2036(e)	200,000	205,475
5.19%, 09/12/2036(c)(e)	4,152,000	4,146,953
6.35%(c)(e)(h)	5,549,000	5,575,480
8.20%(c)(e)(h)	3,826,000	4,142,165
Mizuho Bank Ltd. (Japan),
5.19%, 04/16/2036(b)	3,112,000	3,105,792
5.77%, 04/16/2046(b)	3,514,000	3,520,135
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(e)	53,000	54,362
5.38%, 07/10/2030(c)(e)	200,000	204,182
4.71%, 07/08/2031(c)(e)	3,983,000	3,979,337
4.89% (SOFR + 1.25%), 07/08/2031(f)	2,199,000	2,225,232
5.59%, 07/10/2035(e)	3,076,000	3,164,233
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Morgan Stanley Bank N.A., 5.02%, 01/12/2029(e)	$154,000	$155,240
Morgan Stanley Bank, N.A., 4.61% (SOFR + 0.98%), 05/10/2030(c)(f)	2,232,000	2,244,539
Morgan Stanley Private Bank N.A.,
4.21%, 02/08/2030(e)	395,000	390,704
4.40% (SOFR + 0.77%), 02/08/2030(f)	3,318,000	3,309,949
4.73%, 07/18/2031(e)	2,523,000	2,516,811
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(c)(e)	4,004,000	4,115,206
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	74,000	74,992
Nordea Bank Abp (Finland),
4.25%, 08/28/2030(b)(c)	447,000	441,507
6.30%(b)(c)(e)(h)	2,874,000	2,909,853
6.75%(b)(e)(h)	2,427,000	2,462,031
Pinnacle Bank,
5.63%, 02/15/2028	783,000	793,330
5.96%, 01/15/2036(e)	1,433,000	1,423,611
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(e)	176,000	177,592
4.08%, 01/26/2029(e)	27,000	26,849
4.25% (SOFR + 0.62%), 01/26/2029(f)	97,000	97,069
5.58%, 06/12/2029(e)	17,000	17,394
4.31% (SOFR + 0.68%), 10/26/2029(f)	7,845,000	7,849,615
4.62%, 10/26/2029(e)	6,225,000	6,229,607
4.90%, 05/13/2031(e)	76,000	76,617
4.63%, 06/06/2033(e)	135,000	131,098
6.04%, 10/28/2033(e)	691,000	729,691
5.07%, 01/24/2034(e)	712,000	714,351
5.37%, 07/21/2036(c)(e)	1,906,000	1,925,344
5.42%, 01/25/2041(c)(e)	6,677,000	6,564,681
Series V, 6.20%(c)(e)(h)	524,000	531,169
Series W, 6.25%(c)(e)(h)	572,000	584,551
Royal Bank of Canada (Canada),
5.00%, 02/01/2033	1,028,000	1,038,515
7.50%, 05/02/2084(c)(e)	1,099,000	1,141,094
6.50%, 05/24/2086(e)	17,178,000	16,994,058
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(e)	277,000	277,412
6.75%, 02/08/2028(b)(e)	206,000	209,097
7.02%, 02/08/2030(b)(e)	433,000	457,046
5.01%, 10/15/2030(b)(e)	1,004,000	1,011,631
5.24%, 05/13/2031(b)(e)	1,792,000	1,814,119
5.31% (SOFR + 1.68%), 05/13/2031(b)(f)	1,778,000	1,824,395
2.68%, 06/29/2032(b)(e)	3,050,000	2,729,509
5.24%, 01/13/2037(b)(e)	9,136,000	8,967,630
7.00%(b)(e)(h)	6,392,000	6,425,091
7.75%(b)(e)(h)	1,875,000	1,924,676
Sumitomo Mitsui Financial Group, Inc. (Japan),
5.33%, 03/03/2041(e)	5,629,000	5,514,341
6.60%(c)(e)(h)	2,647,000	2,682,486
Principal Amount		Value
Diversified Banks–(continued)
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(b)	$42,000	$42,187
5.55%, 09/14/2028(b)	76,000	77,820
4.35%, 09/11/2030(b)(c)	253,000	250,718
Sumitomo Mitsui Trust Group, Inc. (Japan), 5.42%, 09/11/2036(b)(c)(e)	1,607,000	1,584,652
Toronto-Dominion Bank (The) (Canada),
4.93%, 10/15/2035(c)	2,256,000	2,218,578
8.13%, 10/31/2082(e)	495,000	514,149
7.25%, 07/31/2084(e)	144,000	150,099
U.S. Bancorp,
5.78%, 06/12/2029(e)	22,000	22,542
5.84%, 06/12/2034(e)	25,000	26,097
5.03%, 01/26/2037(e)	12,530,000	12,348,813
UBS AG (Switzerland), 4.13% (SOFR + 0.50%), 05/17/2027(f)	112,000	112,107
UBS AG/Stamford CT (Switzerland), 4.30%, 03/16/2029(e)	250,000	249,584
Wells Fargo & Co.,
5.71%, 04/22/2028(e)	12,000	12,138
4.81%, 07/25/2028(e)	11,000	11,035
5.00% (SOFR + 1.37%), 04/23/2029(f)	70,000	70,841
5.57%, 07/25/2029(e)	43,000	43,851
6.30%, 10/23/2029(e)	23,000	23,886
4.18%, 01/23/2030(e)	144,000	142,548
5.20%, 01/23/2030(e)	44,000	44,664
5.15%, 04/23/2031(e)	481,000	488,233
4.84%, 05/20/2032(e)	5,427,000	5,423,689
5.39%, 04/24/2034(e)	528,000	537,731
5.56%, 07/25/2034(e)	596,000	613,303
5.50%, 01/23/2035(e)	1,898,000	1,939,050
4.96%, 01/23/2037(c)(e)	8,301,000	8,109,887
5.38%, 11/02/2043	1,464,000	1,380,003
4.75%, 12/07/2046	624,000	532,232
5.43%, 01/23/2047(e)	14,435,000	13,874,512
4.61%, 04/25/2053(e)	1,092,000	921,514
6.13%(e)(h)	8,475,000	8,548,487
6.85%(e)(h)	742,000	769,471
7.63%(c)(e)(h)	477,000	502,299
Westpac Banking Corp. (Australia),
4.15%, 05/11/2028	880,000	879,272
5.62%, 11/20/2035(e)	1,436,000	1,453,870
		515,719,462
Diversified Capital Markets–0.83%
Credit Suisse Group AG (Switzerland),
4.50%(b)(d)(e)(h)(i)	3,057,000	870,481
5.25%(b)(d)(e)(h)(i)	1,903,000	541,879
7.25%(b)(d)(e)(h)(i)	330,000	93,967
Deutsche Bank AG (Germany), 5.06%, 04/14/2032(c)(e)	1,801,000	1,798,551
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	200,000	202,955
5.55%, 04/03/2034(b)	200,000	202,192
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Capital Markets–(continued)
UBS Group AG (Switzerland),
4.75%, 05/12/2028(b)(e)	$251,000	$251,845
5.43%, 02/08/2030(b)(e)	230,000	233,999
4.21%, 04/10/2030(b)(e)	389,000	383,333
4.40%, 09/23/2031(b)(c)(e)	2,679,000	2,631,110
5.01%, 03/23/2037(b)(e)	2,927,000	2,854,268
5.20%, 08/10/2037(b)(e)	9,641,000	9,494,842
5.53%, 05/06/2047(b)(c)(e)	7,173,000	6,944,802
4.38%(b)(c)(e)(h)	2,080,000	1,901,436
6.60%(b)(c)(e)(h)	949,000	959,286
7.00%(b)(c)(e)(h)	821,000	830,359
7.13%(b)(c)(e)(h)	3,002,000	3,055,736
		33,251,041
Diversified Financial Services–2.68%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.50%, 01/31/2056(e)	1,866,000	1,905,783
Amrize Finance US LLC,
4.70%, 04/07/2028	40,000	40,120
4.95%, 04/07/2030	97,000	97,851
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	331,000	332,416
6.38%, 05/04/2028(b)	236,000	242,765
5.75%, 03/01/2029(b)	32,000	32,718
4.20%, 04/15/2029(b)	695,000	683,662
5.75%, 11/15/2029(b)	18,000	18,466
5.15%, 01/15/2030(b)	74,000	74,378
4.70%, 01/30/2031(b)	3,666,000	3,606,275
4.95%, 10/15/2032(b)	7,173,000	7,000,494
BlackRock Funding, Inc.,
4.90%, 01/08/2035	780,000	784,215
5.35%, 01/08/2055	43,000	41,336
Citadel Finance LLC,
4.75%, 02/14/2029(b)	968,000	952,016
5.90%, 02/10/2030(b)	1,385,000	1,399,041
5.15%, 02/14/2031(b)	2,659,000	2,602,085
Citadel Securities Global Holdings LLC,
5.50%, 06/18/2030(b)	886,000	901,442
5.13%, 01/27/2032(b)	3,009,000	2,969,402
6.20%, 06/18/2035(b)	1,093,000	1,123,887
5.75%, 03/27/2036(b)	6,168,000	6,097,466
Corebridge Financial, Inc.,
6.05%, 09/15/2033	1,302,000	1,367,386
5.75%, 01/15/2034(c)	1,572,000	1,616,016
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	29,232,000	29,436,039
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	284,000	288,546
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	6,793,000	6,780,988
GABX Leasing LLC, 4.63%, 04/15/2031(b)(c)	2,996,000	2,957,850
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(b)(c)	866,000	876,461
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	1,673,000	1,712,008
Principal Amount		Value
Diversified Financial Services–(continued)
Goodman US Finance Seven, LLC (Australia), 5.25%, 04/28/2036(b)(c)	$1,139,000	$1,124,181
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	609,000	586,221
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	985,000	1,021,678
6.13%, 11/01/2032(b)	4,059,000	4,071,452
6.75%, 05/01/2033(b)	6,602,000	6,794,092
LPL Holdings, Inc.,
5.70%, 05/20/2027	59,000	59,669
5.20%, 03/15/2030	783,000	789,514
5.15%, 06/15/2030	1,023,000	1,029,434
5.65%, 03/15/2035	3,449,000	3,432,801
LSEG US Fin Corp. (United Kingdom),
4.50%, 03/23/2031(b)	445,000	439,719
5.25%, 03/23/2036(b)	1,946,000	1,941,345
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	7,000	7,228
5.15%, 03/17/2030(b)	20,000	19,922
6.50%, 03/26/2031(b)	12,000	12,560
Pershing Square Holdings Ltd., 5.50%, 10/28/2032(b)	6,154,000	6,115,587
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	814,000	851,376
Wynnton Funding Trust II, 5.99%, 08/15/2055(b)	3,503,000	3,499,860
		107,737,751
Diversified Metals & Mining–0.80%
BHP Billiton Finance (USA) Ltd. (Australia),
5.25%, 09/08/2030	61,000	62,581
5.25%, 09/08/2033	4,915,000	5,036,242
5.75%, 09/05/2055	1,198,000	1,219,417
Corp. Nacional del Cobre de Chile (Chile), 5.53%, 01/30/2037(b)	5,378,000	5,327,178
Glencore Funding LLC (Australia),
4.91%, 04/01/2028(b)	29,000	29,199
5.37%, 04/04/2029(b)	161,000	164,173
5.19%, 04/01/2030(b)	705,000	715,485
5.20%, 07/01/2033(b)	3,464,000	3,478,557
5.63%, 04/04/2034(b)	1,577,000	1,625,198
5.51%, 04/01/2036(b)	7,186,000	7,261,946
5.89%, 04/04/2054(b)(c)	782,000	781,135
6.14%, 04/01/2055(b)(c)	1,757,000	1,812,324
Rio Tinto Finance (USA) PLC (Australia),
4.88%, 03/14/2030	330,000	334,402
5.00%, 03/14/2032	592,000	600,061
5.13%, 03/09/2053	197,000	182,869
5.75%, 03/14/2055	2,035,000	2,061,225
5.88%, 03/14/2065	1,570,000	1,608,156
		32,300,148
Diversified REITs–0.06%
Goodman US Finance Eight, LLC (Australia), 5.88%, 04/28/2046(b)(c)	1,487,000	1,465,692
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Diversified REITs–(continued)
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	$636,000	$613,291
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	100,000	104,929
VICI Properties L.P.,
5.13%, 05/15/2032	14,000	13,898
5.63%, 05/15/2052	115,000	105,767
		2,303,577
Diversified Support Services–0.19%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	6,975,000	7,053,818
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	61,000	63,370
5.04%, 03/25/2030(b)(c)	614,000	619,656
		7,736,844
Drug Retail–0.24%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	188,000	189,547
4.88%, 04/21/2033(b)	2,647,000	2,662,915
CVS Pass-Through Trust,
6.04%, 12/10/2028	171,967	172,713
5.77%, 01/10/2033(b)	973,628	977,002
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030(c)	5,392,000	5,518,787
		9,520,964
Electric Utilities–8.19%
AEP Texas, Inc.,
5.70%, 05/15/2034	603,000	623,615
5.25%, 05/15/2052	593,000	536,012
5.85%, 10/15/2055	37,000	36,231
AEP Transmission Co. LLC, 5.38%, 06/15/2035	475,000	484,073
Alabama Power Co.,
Series C, 4.30%, 03/15/2031	161,000	158,976
5.85%, 11/15/2033	684,000	721,744
5.10%, 04/02/2035	1,126,000	1,135,732
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	219,000	230,007
American Electric Power Co., Inc.,
5.20%, 01/15/2029	14,000	14,250
Series C, 5.80%, 03/15/2056(e)	7,728,000	7,710,057
Series D, 6.05%, 03/15/2056(e)	2,653,000	2,632,187
Arizona Public Service Co., 5.90%, 08/15/2055	4,552,000	4,565,146
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	1,216,000	1,241,173
Berkshire Hathaway Energy Co., 3.80%, 07/15/2048	160,000	120,214
Principal Amount		Value
Electric Utilities–(continued)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	$525,000	$522,389
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	110,000	110,821
6.19%, 06/01/2035(b)(c)	2,415,000	2,500,666
CenterPoint Energy Houston Electric LLC,
4.80%, 03/15/2030	31,000	31,349
5.05%, 03/01/2035	789,000	789,901
Series AJ, 4.85%, 10/01/2052	1,496,000	1,331,468
Commonwealth Edison Co., 5.95%, 06/01/2055	1,041,000	1,061,184
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	14,000	14,574
6.15%, 11/15/2052(c)	378,000	396,644
5.90%, 11/15/2053	1,269,000	1,286,324
5.75%, 11/15/2055	2,814,000	2,787,229
Series C, 3.00%, 12/01/2060	147,000	87,201
Constellation Energy Generation LLC,
6.13%, 01/15/2034	506,000	539,532
6.50%, 10/01/2053	906,000	972,801
5.75%, 03/15/2054(c)	1,283,000	1,262,949
5.88%, 01/15/2066	2,820,000	2,750,081
Constellation Energy Generation, LLC,
4.80%, 01/15/2032	5,700,000	5,674,527
5.30%, 06/01/2036	6,807,000	6,781,531
Cumberland Combined Cycle Generation LLC, 5.82%, 05/15/2056	7,533,000	7,690,159
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	100,000	107,568
Duke Energy Carolinas LLC,
4.85%, 03/15/2030(c)	14,000	14,175
5.25%, 03/15/2035	59,000	60,093
5.35%, 01/15/2053	1,118,000	1,057,351
Duke Energy Corp.,
4.85%, 01/05/2029	18,000	18,159
5.00%, 08/15/2052	1,083,000	941,947
Duke Energy Florida LLC,
4.20%, 12/01/2030	108,000	106,590
6.20%, 11/15/2053	148,000	157,094
Duke Energy Indiana LLC,
5.40%, 04/01/2053	2,120,000	2,009,326
5.90%, 05/15/2055	1,513,000	1,528,796
Edison International, 5.00%, 05/05/2028(c)	1,104,000	1,106,466
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)	1,457,000	1,488,323
5.25%, 04/22/2036(b)	8,579,000	8,440,546
6.38%, 01/13/2055(b)(c)	10,824,000	11,082,067
6.13%, 04/22/2056(b)(c)	15,159,000	14,996,401
6.00%, 04/22/2064(b)(c)	4,711,000	4,505,896
6.25%, 04/22/2066(b)	16,257,000	16,002,250
9.13%(b)(c)(e)(h)	1,818,000	2,106,962
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Emera US Finance LLC,
4.50%, 04/01/2029	$148,000	$147,411
5.20%, 04/01/2033	1,187,000	1,181,908
Series A, 6.65%, 10/01/2056(e)	2,683,000	2,719,151
Series B, 6.85%, 10/01/2056(c)(e)	2,111,000	2,141,002
Entergy Corp.,
7.13%, 12/01/2054(e)	398,000	413,011
5.88%, 06/15/2056(e)	82,000	82,368
Entergy Louisiana LLC, 5.15%, 09/15/2034	1,033,000	1,044,100
Entergy Texas, Inc.,
5.25%, 04/15/2035	1,454,000	1,464,763
5.55%, 09/15/2054	47,000	45,038
Evergy Metro, Inc.,
4.95%, 04/15/2033	565,000	566,528
5.13%, 08/15/2035	2,052,000	2,040,730
Evergy Missouri West, Inc., 5.25%, 12/15/2035(b)	1,804,000	1,788,986
Evergy, Inc., 4.25%, 03/15/2029	14,000	13,874
Exelon Corp.,
5.15%, 03/15/2029	15,000	15,254
5.13%, 03/15/2031	519,000	527,565
5.45%, 03/15/2034	770,000	790,357
5.60%, 03/15/2053(c)	1,654,000	1,587,362
5.88%, 03/15/2055	2,879,000	2,855,702
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	1,000	1,012
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	37,000	36,885
5.00%, 01/15/2035	821,000	812,266
Florida Power & Light Co.,
4.70%, 02/15/2036	1,554,000	1,512,796
5.13%, 06/01/2036	2,933,000	2,947,023
5.75%, 06/01/2056	2,285,000	2,295,355
5.80%, 03/15/2065	1,428,000	1,419,070
5.60%, 02/15/2066	3,823,000	3,685,217
5.90%, 06/01/2066	2,865,000	2,885,772
Georgia Power Co., 4.95%, 05/17/2033(c)	522,000	526,326
Indiana Michigan Power Co.,
5.63%, 04/01/2053	160,000	157,435
5.60%, 03/15/2056	2,091,000	2,042,370
ITC Holdings Corp.,
4.88%, 04/15/2031(b)	2,400,000	2,393,444
5.50%, 04/15/2036(b)	1,647,000	1,665,662
Louisville Gas and Electric Co., 5.85%, 08/15/2055	6,911,000	6,970,602
MidAmerican Energy Co.,
5.35%, 01/15/2034	542,000	557,793
5.85%, 09/15/2054	1,706,000	1,732,434
5.30%, 02/01/2055	1,002,000	941,581
Narragansett Electric Co. (The), 6.00%, 05/15/2056(b)	4,030,000	4,104,629
Principal Amount		Value
Electric Utilities–(continued)
National Rural Utilities Cooperative Finance Corp.,
Series D, 4.06% (SOFR + 0.43%), 08/09/2027(f)	$89,000	$89,049
4.15%, 08/25/2028	109,000	108,400
4.05%, 02/09/2029	55,000	54,517
4.85%, 02/07/2029	39,000	39,390
4.40%, 05/11/2029	77,000	76,963
5.00%, 02/07/2031(c)	120,000	122,123
5.80%, 01/15/2033(c)	498,000	526,408
5.00%, 08/15/2034(c)	2,066,000	2,083,100
7.13%, 09/15/2053(e)	5,093,000	5,306,631
5.75%, 04/20/2056	7,795,000	7,737,444
5.95%, 04/20/2056	9,114,000	9,073,746
NextEra Energy Capital Holdings, Inc.,
5.00%, 07/15/2032	365,000	368,367
5.45%, 03/15/2035(c)	2,672,000	2,723,635
5.55%, 03/15/2054	2,906,000	2,754,300
5.90%, 03/15/2055	3,565,000	3,528,229
Niagara Mohawk Power Corp.,
4.65%, 10/03/2030(b)(c)	1,881,000	1,873,177
5.29%, 01/17/2034(b)	1,056,000	1,060,199
5.66%, 01/17/2054(b)	747,000	708,289
6.00%, 07/03/2055(b)	6,419,000	6,383,095
Northern States Power Co., 5.65%, 05/15/2055	2,001,000	1,988,435
NRG Energy, Inc.,
4.73%, 10/15/2030(b)	3,980,000	3,924,549
4.96%, 04/30/2031(b)	2,107,000	2,085,751
5.75%, 01/15/2034(b)	1,911,000	1,891,167
5.88%, 05/15/2034(b)	1,891,000	1,880,055
5.41%, 10/15/2035(b)	4,590,000	4,509,966
6.00%, 01/15/2036(b)	1,510,000	1,500,898
6.13%, 05/15/2036(b)	1,857,000	1,853,982
Oglethorpe Power Corp., 5.90%, 02/01/2055	1,316,000	1,298,254
Ohio Power Co., 5.65%, 06/01/2034	3,630,000	3,762,293
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	4,062,000	3,922,357
Oncor Electric Delivery Co. LLC,
5.65%, 11/15/2033	926,000	970,592
5.80%, 04/01/2055(c)	4,672,000	4,696,303
Pacific Gas and Electric Co.,
6.10%, 01/15/2029	294,000	303,443
5.20%, 05/01/2036	2,177,000	2,124,154
6.15%, 03/01/2055	35,000	34,295
6.00%, 05/01/2056	2,999,000	2,883,684
PacifiCorp,
5.10%, 02/15/2029	45,000	45,541
5.30%, 02/15/2031	664,000	676,360
5.45%, 02/15/2034	1,316,000	1,334,056
5.80%, 01/15/2055	1,631,000	1,558,464
7.13%, 08/15/2056(e)	2,077,000	2,089,321
PG&E Corp., 7.38%, 03/15/2055(e)	7,237,000	7,375,316
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	1,000	1,007
5.15%, 05/15/2030	62,000	62,919
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
PPL Capital Funding, Inc.,
Conv., 3.00%, 12/01/2030(b)	$3,762,000	$3,803,758
5.25%, 09/01/2034	555,000	558,108
PPL Electric Utilities Corp., 5.55%, 08/15/2055(c)	868,000	850,538
PSEG Power LLC, 5.20%, 05/15/2030(b)	18,000	18,268
Public Service Co. of Colorado, 5.25%, 04/01/2053	1,630,000	1,505,481
San Diego Gas & Electric Co., 5.35%, 04/01/2053	1,769,000	1,654,580
Sierra Pacific Power Co., 5.90%, 03/15/2054	2,115,000	2,120,432
Southern Co. (The),
5.70%, 10/15/2032	545,000	569,434
5.70%, 03/15/2034	1,948,000	2,022,259
4.85%, 03/15/2035	1,191,000	1,163,688
6.00%, 04/01/2058(c)(e)	11,112,000	11,191,473
Southwestern Electric Power Co.,
5.30%, 04/01/2033	729,000	740,316
5.20%, 04/01/2036	1,724,000	1,703,407
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	95,000	95,956
Union Electric Co.,
5.20%, 04/01/2034	1,687,000	1,718,343
5.25%, 04/15/2035	1,499,000	1,521,493
5.13%, 03/15/2055	988,000	902,417
Virginia Electric & Power Co.,
Series C, 4.90%, 09/15/2035	3,770,000	3,716,488
2.95%, 11/15/2051	268,000	168,316
5.70%, 08/15/2053	215,000	212,946
Series D, 5.60%, 09/15/2055	4,158,000	4,042,095
Virginia Electric and Power Co., 5.00%, 04/01/2033	642,000	649,249
Vistra Operations Co. LLC,
4.38%, 05/01/2029(b)	78,000	76,542
4.60%, 10/15/2030(b)	1,714,000	1,681,578
4.70%, 01/31/2031(b)	2,444,000	2,403,020
7.75%, 10/15/2031(b)	445,000	466,737
6.88%, 04/15/2032(b)	277,000	288,381
6.95%, 10/15/2033(b)	1,314,000	1,430,997
6.00%, 04/15/2034(b)	825,000	850,630
5.70%, 12/30/2034(b)	44,000	44,545
5.35%, 01/31/2036(b)	4,486,000	4,390,427
Wisconsin Electric Power Co., 4.15%, 10/15/2030	123,000	121,183
Wisconsin Public Service Corp., 4.25%, 01/15/2031	172,000	170,185
Xcel Energy, Inc., 4.75%, 03/21/2028	11,000	11,053
		328,898,086
Electrical Components & Equipment–0.69%
EnerSys,
4.38%, 12/15/2027(b)	4,360,000	4,333,723
6.63%, 01/15/2032(b)	286,000	294,517
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	26,000	26,097
5.25%, 04/30/2032(b)	1,831,000	1,866,666
Principal Amount		Value
Electrical Components & Equipment–(continued)
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030(b)	$918,000	$907,128
Regal Rexnord Corp.,
6.05%, 04/15/2028	84,000	85,928
6.40%, 04/15/2033(c)	2,699,000	2,861,139
Vertiv Group Corp., 4.13%, 11/15/2028(b)	189,000	186,837
Vertiv Holdings Co.,
4.85%, 03/15/2036	1,810,000	1,763,570
5.65%, 03/15/2046	2,021,000	1,972,446
5.80%, 03/15/2056	3,207,000	3,163,252
5.95%, 03/15/2066	10,235,000	10,110,439
		27,571,742
Electronic Components–0.22%
Amphenol Corp.,
4.13%, 11/15/2030	298,000	293,085
4.40%, 02/15/2033	3,440,000	3,357,535
5.00%, 01/15/2035(c)	1,115,000	1,114,687
5.38%, 11/15/2054(c)	1,727,000	1,677,648
Corning, Inc., 5.45%, 11/15/2079	1,980,000	1,838,756
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	641,000	601,474
		8,883,185
Electronic Equipment & Instruments–0.01%
Keysight Technologies, Inc., 5.35%, 07/30/2030	260,000	266,435
Electronic Manufacturing Services–0.06%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	865,000	885,417
Jabil, Inc., 4.75%, 02/01/2033	1,743,000	1,704,765
		2,590,182
Environmental & Facilities Services–0.39%
GFL Environmental Holdings (US), Inc., 5.50%, 02/01/2034(b)	485,000	474,298
Republic Services, Inc.,
5.00%, 12/15/2033(c)	1,007,000	1,022,370
5.00%, 04/01/2034(c)	792,000	799,250
Rollins, Inc., 5.25%, 02/24/2035	1,453,000	1,452,030
Veralto Corp.,
5.35%, 09/18/2028	26,000	26,448
4.85%, 01/15/2032	5,219,000	5,227,730
Waste Connections, Inc., 4.80%, 07/15/2036	6,150,000	6,014,753
Waste Management, Inc., 5.35%, 10/15/2054(c)	133,000	128,158
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	387,000	397,725
		15,542,762
Fertilizers & Agricultural Chemicals–0.26%
FMC Corp.,
3.45%, 10/01/2029	134,000	122,566
8.00%, 06/01/2031(b)	98,000	102,484
5.65%, 05/18/2033(c)	134,000	120,504
6.38%, 05/18/2053	79,000	61,567
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Fertilizers & Agricultural Chemicals–(continued)
Mosaic Co. (The),
4.35%, 01/15/2029	$448,000	$444,238
4.60%, 11/15/2030(c)	2,116,000	2,092,495
Nutrien Ltd. (Canada),
4.85%, 05/29/2031	4,143,000	4,151,857
5.35%, 05/29/2036	3,451,000	3,463,130
		10,558,841
Financial Exchanges & Data–0.16%
Intercontinental Exchange, Inc.,
3.95%, 12/01/2028	19,000	18,816
4.60%, 03/15/2033(c)	525,000	520,091
4.95%, 06/15/2052(c)	1,034,000	938,975
5.20%, 06/15/2062	1,304,000	1,190,617
Moody’s Corp., 3.10%, 11/29/2061	288,000	171,645
MSCI, Inc., 5.25%, 09/01/2035(c)	1,884,000	1,856,871
Nasdaq, Inc.,
5.35%, 06/28/2028	15,000	15,262
5.55%, 02/15/2034	609,000	629,128
5.95%, 08/15/2053(c)	345,000	352,320
6.10%, 06/28/2063(c)	769,000	790,531
		6,484,256
Food Distributors–0.01%
Sysco Corp., 5.10%, 09/23/2030	582,000	589,490
Food Retail–0.12%
Alimentation Couche-Tard, Inc. (Canada), 5.08%, 09/29/2035(b)(c)	3,158,000	3,122,225
Kroger Co. (The), 5.65%, 09/15/2064	1,720,000	1,618,563
		4,740,788
Forest Products–0.16%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)	17,000	16,999
4.60%, 05/15/2031(b)	3,721,000	3,696,823
4.95%, 06/30/2032(b)	836,000	842,783
4.90%, 05/15/2033(b)	1,982,000	1,973,424
		6,530,029
Gas Utilities–0.57%
Atmos Energy Corp.,
5.90%, 11/15/2033(c)	610,000	651,002
5.20%, 08/15/2035(c)	4,812,000	4,902,833
6.20%, 11/15/2053	705,000	752,770
5.45%, 01/15/2056	50,000	48,255
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	881,000	903,822
Snam S.p.A. (Italy),
5.00%, 05/28/2030(b)	836,000	841,435
5.75%, 05/28/2035(b)	2,859,000	2,946,528
6.50%, 05/28/2055(b)	3,076,000	3,203,002
Southern California Gas Co., 5.90%, 06/01/2056	5,760,000	5,836,502
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(b)(c)	797,000	811,380
Principal Amount		Value
Gas Utilities–(continued)
Southwest Gas Corp., 5.45%, 03/23/2028	$16,000	$16,249
Venture Global Calcasieu Pass LLC, 6.00%, 05/01/2036(b)	1,784,000	1,804,928
		22,718,706
Gold–0.02%
Coeur Mining, Inc., 6.88%, 04/01/2032(b)	578,000	599,187
Health Care Distributors–0.10%
Cardinal Health, Inc.,
4.50%, 09/15/2030	49,000	48,619
5.45%, 02/15/2034	644,000	658,598
5.15%, 09/15/2035(c)	1,094,000	1,090,706
Cencora, Inc.,
3.95%, 02/13/2029	48,000	47,321
4.25%, 11/15/2030	411,000	404,017
McKesson Corp.,
4.65%, 05/30/2030	140,000	140,523
4.95%, 05/30/2032(c)	1,756,000	1,777,745
		4,167,529
Health Care Equipment–0.54%
Abbott Laboratories,
3.70%, 03/09/2029	63,000	61,956
5.50%, 03/15/2056	8,760,000	8,557,235
5.60%, 03/15/2066	6,592,000	6,431,358
Augusta SpinCo Corp.,
4.66%, 03/23/2031	1,880,000	1,869,698
4.95%, 03/23/2033	1,449,000	1,444,985
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031(c)	421,000	422,157
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	2,892,000	2,934,760
Stryker Corp.,
4.25%, 09/11/2029	28,000	27,822
4.85%, 02/10/2030	52,000	52,582
		21,802,553
Health Care Facilities–0.18%
Adventist Health System, 5.76%, 12/01/2034	606,000	621,589
Ascension Health,
Series 2025, 4.29%, 11/15/2030	184,000	181,638
4.92%, 11/15/2035	1,626,000	1,614,869
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051(c)	1,384,000	810,888
Select Medical Corp., 6.25%, 12/01/2032(b)	26,000	25,353
Universal Health Services, Inc.,
4.63%, 10/15/2029	288,000	285,853
5.05%, 10/15/2034	2,076,000	2,002,204
UPMC,
5.04%, 05/15/2033	1,342,000	1,352,669
5.38%, 05/15/2043	478,000	449,382
		7,344,445
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Health Care REITs–0.13%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	$12,000	$11,743
5.15%, 04/15/2053	43,000	37,887
5.63%, 05/15/2054	330,000	310,824
Diversified Healthcare Trust, 4.38%, 03/01/2031	670,000	611,011
Healthpeak OP LLC, 5.38%, 02/15/2035	791,000	798,037
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	109,000	113,579
National Health Investors, Inc., 5.35%, 02/01/2033	676,000	672,060
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	1,511,000	1,521,913
Ventas Realty L.P., 5.00%, 02/15/2036(c)	1,261,000	1,237,952
		5,315,006
Health Care Services–0.97%
Cigna Group (The),
4.50%, 09/15/2030	86,000	85,718
3.40%, 03/15/2051	125,000	85,775
CommonSpirit Health,
5.32%, 12/01/2034	2,133,000	2,136,702
5.55%, 12/01/2054	740,000	698,042
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	377,000	355,595
4.75%, 02/15/2031(b)	170,000	156,445
CVS Health Corp.,
5.00%, 01/30/2029	33,000	33,388
5.25%, 01/30/2031	337,000	344,198
5.45%, 09/15/2035(c)	3,409,000	3,451,727
6.75%, 12/10/2054(c)(e)	1,912,000	1,994,713
7.00%, 03/10/2055(e)	8,714,000	9,085,734
6.20%, 09/15/2055	4,413,000	4,483,172
6.00%, 06/01/2063	15,000	14,578
6.25%, 09/15/2065	4,035,000	4,067,511
DaVita, Inc.,
6.88%, 09/01/2032(b)	273,000	282,931
6.75%, 07/15/2033(b)(c)	290,000	299,957
HCA, Inc.,
5.00%, 03/01/2028	13,000	13,113
4.30%, 11/15/2030	485,000	475,469
5.45%, 09/15/2034	466,000	470,750
5.75%, 03/01/2035	1,776,000	1,828,496
5.25%, 06/15/2049	223,000	199,219
5.90%, 06/01/2053	1,768,000	1,704,675
6.20%, 03/01/2055	1,401,000	1,408,393
Icon Investments Six DAC,
5.81%, 05/08/2027	513,000	517,214
5.85%, 05/08/2029	916,000	932,810
6.00%, 05/08/2034	2,390,000	2,442,973
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	685,000	425,059
Quest Diagnostics, Inc., 6.40%, 11/30/2033	750,000	815,601
		38,809,958
Principal Amount		Value
Health Care Supplies–0.49%
180 Medical, Inc. (United Kingdom), 5.30%, 10/08/2035(b)	$2,483,000	$2,420,999
Medline Borrower L.P., 3.88%, 04/01/2029(b)	1,367,000	1,331,092
Medline Borrower LP/Medline Co-Issuer, Inc.,
5.00%, 06/15/2031(b)	7,268,000	7,264,344
5.25%, 06/15/2033(b)(c)	3,356,000	3,359,181
Solventum Corp.,
5.40%, 03/01/2029	19,000	19,381
5.60%, 03/23/2034	2,884,000	2,959,084
5.90%, 04/30/2054(c)	2,258,000	2,236,058
		19,590,139
Heavy Electrical Equipment–0.31%
GE Vernova, Inc.,
4.25%, 02/04/2031	134,000	132,306
4.88%, 02/04/2036	4,218,000	4,159,023
5.50%, 02/04/2056	8,337,000	8,089,211
		12,380,540
Highways & Railtracks–0.18%
Burlington Northern Santa Fe LLC,
5.20%, 04/15/2054	1,790,000	1,666,260
5.55%, 03/15/2056	1,276,000	1,246,854
5.80%, 03/15/2056	4,114,000	4,164,968
		7,078,082
Home Improvement Retail–0.06%
Home Depot, Inc. (The),
4.65%, 09/15/2035	1,388,000	1,353,371
4.95%, 09/15/2052(c)	570,000	512,525
Lowe’s Cos., Inc.,
5.63%, 04/15/2053	187,000	179,883
4.45%, 04/01/2062	33,000	25,617
5.80%, 09/15/2062	158,000	153,749
5.85%, 04/01/2063	73,000	71,649
		2,296,794
Homebuilding–0.09%
D.R. Horton, Inc., 5.00%, 10/15/2034	935,000	926,776
Toll Brothers Finance Corp., 5.60%, 06/15/2035	2,796,000	2,860,671
		3,787,447
Hotel & Resort REITs–0.13%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 08/15/2032	2,144,000	2,177,264
4.75%, 03/15/2033	1,602,000	1,571,069
5.75%, 07/15/2034	484,000	501,475
4.95%, 01/15/2035	997,000	976,428
		5,226,236
Hotels, Resorts & Cruise Lines–0.74%
A&K Travel Group Holdings Ltd. (United Kingdom), 7.50%, 05/15/2033(b)	1,061,000	1,076,468
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
Airbnb, Inc.,
4.40%, 03/16/2029	$8,000	$7,987
4.65%, 03/16/2031	239,000	239,067
5.25%, 03/16/2036	1,097,000	1,098,294
Carnival Corp.,
7.00%, 08/15/2029(b)	50,000	51,998
5.75%, 03/15/2030(b)	63,000	63,681
5.88%, 06/15/2031(b)	190,000	193,093
5.75%, 08/01/2032(b)	145,000	146,658
6.13%, 02/15/2033(b)	9,000	9,123
Choice Hotels International, Inc., 5.85%, 08/01/2034	11,000	11,153
Expedia Group, Inc.,
5.40%, 02/15/2035(c)	2,695,000	2,681,711
5.50%, 04/15/2036	6,189,000	6,125,667
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	4,823,000	4,899,199
3.75%, 05/01/2029(b)	8,583,000	8,308,740
6.13%, 04/01/2032(b)	34,000	34,682
Marriott International, Inc., 5.30%, 05/15/2034	727,000	736,986
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)(c)	1,373,000	1,348,262
Royal Caribbean Cruises Ltd.,
5.50%, 04/01/2028(b)	66,000	66,761
6.25%, 03/15/2032(b)	87,000	88,882
6.00%, 02/01/2033(b)	1,612,000	1,634,581
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	1,047,000	1,046,025
		29,869,018
Household Appliances–0.01%
Whirlpool Corp., 6.50%, 06/15/2033	329,000	298,932
Housewares & Specialties–0.01%
Newell Brands, Inc.,
6.38%, 09/15/2027	175,000	177,151
6.38%, 05/15/2030(c)	19,000	18,764
		195,915
Independent Power Producers & Energy Traders–0.31%
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	1,370,862	1,396,977
Vistra Corp.,
7.00%(b)(e)(h)	1,724,000	1,738,123
8.00%(b)(e)(h)	271,000	273,353
Series C, 8.88%(b)(e)(h)	284,000	305,678
VoltaGrid LLC, 7.38%, 11/01/2030(b)	8,486,000	8,840,629
		12,554,760
Industrial Conglomerates–0.32%
Eaton Corp.,
4.20%, 03/06/2031	147,000	144,723
4.50%, 03/06/2033(c)	1,038,000	1,020,797
4.80%, 03/06/2036	2,250,000	2,214,474
5.45%, 03/06/2056(c)	5,189,000	5,110,475
Principal Amount		Value
Industrial Conglomerates–(continued)
Siemens Funding B.V. (Germany),
4.60%, 05/28/2030(b)	$119,000	$119,587
4.90%, 05/28/2032(b)	989,000	1,004,920
5.20%, 05/28/2035(b)	2,321,000	2,371,815
5.90%, 05/28/2065(b)	857,000	881,579
		12,868,370
Industrial Machinery & Supplies & Components–0.67%
Enpro, Inc., 6.13%, 06/01/2033(b)	1,139,000	1,162,464
ESAB Corp.,
6.25%, 04/15/2029(b)	5,486,000	5,591,924
5.63%, 04/01/2031(b)	4,616,000	4,650,408
Flowserve Corp., 5.70%, 05/15/2036	702,000	707,057
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	18,000	18,151
5.40%, 08/14/2028	1,000	1,019
Nordson Corp.,
5.60%, 09/15/2028	17,000	17,356
5.80%, 09/15/2033	686,000	715,202
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	1,149,000	1,181,992
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	5,702,000	5,585,477
Stanley Black & Decker, Inc., 2.75%, 11/15/2050(c)	3,500,000	2,053,533
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	1,371,000	1,389,034
Xylem, Inc.,
5.20%, 06/01/2033	2,390,000	2,426,665
5.45%, 06/01/2036	1,447,000	1,478,811
		26,979,093
Industrial REITs–0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	30,000	31,275
Insurance Brokers–0.38%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	401,000	409,959
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	11,000	11,097
5.00%, 02/15/2032(c)	351,000	351,503
5.15%, 02/15/2035	777,000	771,845
6.75%, 02/15/2054	37,000	40,541
5.55%, 02/15/2055(c)	1,560,000	1,476,461
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	1,143,000	1,179,436
4.95%, 03/15/2036(c)	5,133,000	5,056,797
2.90%, 12/15/2051	46,000	28,817
6.25%, 11/01/2052	462,000	490,014
5.45%, 03/15/2053	495,000	474,068
5.70%, 09/15/2053(c)	1,373,000	1,359,485
Willis North America, Inc.,
4.55%, 03/15/2031	1,618,000	1,598,595
5.15%, 03/15/2036	2,120,000	2,077,857
		15,326,475
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Integrated Oil & Gas–1.51%
Ecopetrol S.A. (Colombia), 8.88%, 01/13/2033	$3,679,000	$3,889,921
Eni S.p.A. (Italy),
5.50%, 05/15/2034(b)	2,183,000	2,228,017
5.25%, 05/18/2036(b)	3,601,000	3,569,431
Occidental Petroleum Corp.,
6.45%, 09/15/2036	2,378,000	2,584,211
6.20%, 03/15/2040	2,487,000	2,621,216
4.63%, 06/15/2045	3,433,000	2,861,311
6.60%, 03/15/2046(c)	7,276,000	7,806,384
4.40%, 04/15/2046	1,852,000	1,529,874
4.10%, 02/15/2047	2,759,000	2,129,863
Par Petroleum, LLC, 7.38%, 06/01/2034(b)	608,000	622,615
Petroleos Mexicanos (Mexico),
5.95%, 01/28/2031	1,662,000	1,639,737
6.63%, 06/15/2035	290,000	279,422
SA Global Sukuk Ltd. (Saudi Arabia),
4.13%, 09/17/2030(b)	10,480,000	10,209,917
4.63%, 09/17/2035(b)	5,327,000	5,124,270
Saudi Arabian Oil Co. (Saudi Arabia),
4.00%, 02/02/2029(b)	4,805,000	4,741,232
4.75%, 06/02/2030(b)	5,785,000	5,766,858
5.38%, 06/02/2035(b)(c)	2,918,000	2,956,202
Shell Finance US, Inc., 3.75%, 09/12/2046	260,000	201,808
		60,762,289
Integrated Telecommunication Services–3.75%
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)(c)	282,000	304,567
AT&T, Inc.,
4.70%, 08/15/2030	149,000	149,672
5.40%, 02/15/2034	1,053,000	1,076,441
5.38%, 08/15/2035	3,383,000	3,425,852
5.55%, 11/01/2045	263,000	250,404
4.50%, 03/09/2048	235,000	190,091
3.50%, 09/15/2053	297,000	196,550
5.70%, 11/01/2054	70,000	66,073
3.55%, 09/15/2055	8,626,000	5,644,020
6.05%, 08/15/2056	8,571,000	8,475,765
6.20%, 10/30/2056	5,456,000	5,495,437
6.30%, 10/30/2066	4,054,000	4,073,968
Bell Canada (Canada),
6.88%, 09/15/2055(e)	24,000	24,697
7.00%, 09/15/2055(c)(e)	1,873,000	1,935,734
Cipher Compute LLC, 7.13%, 11/15/2030(b)	3,307,000	3,451,520
Core Scientific Finance I LLC, 7.75%, 05/15/2031(b)	914,000	935,201
FiberCop S.p.A. (Italy),
6.00%, 09/30/2034(b)	850,000	818,901
7.20%, 07/18/2036(b)	875,000	876,776
Flash Compute LLC, 7.25%, 12/31/2030(b)	292,000	301,397
HUT 8 DC LLC, 6.19%, 11/15/2042(b)	4,178,000	4,229,444
Iliad Holding S.A.S. (France),
7.00%, 10/15/2028(b)	137,000	138,092
8.50%, 04/15/2031(b)	1,386,000	1,468,974
7.00%, 04/15/2032(b)	95,000	96,753
Principal Amount		Value
Integrated Telecommunication Services–(continued)
Level 3 Financing, Inc.,
7.00%, 03/31/2034(b)	$594,667	$616,793
8.50%, 01/15/2036(b)	546,000	590,868
NTT Finance Corp. (Japan),
4.88%, 07/16/2030(b)	1,104,000	1,108,116
5.50%, 07/16/2035(b)(c)	2,244,000	2,275,048
Orange S.A. (France), 5.75%, 01/13/2056(b)	200,000	201,125
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036(b)	31,945,000	31,106,693
QTS Thunder Managing Issuer, LLC, 5.65%, 12/10/2030	21,145,000	21,161,601
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)	2,504,000	2,474,068
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	553,000	577,369
7.72%, 06/04/2038	5,000	5,682
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	680,000	753,476
TELUS Corp. (Canada),
6.38%, 06/09/2056(e)	2,230,000	2,230,287
6.63%, 06/09/2056(e)	4,854,000	4,841,983
Uniti Services LLC, 7.50%, 10/15/2033(b)	752,000	791,973
Verizon Communications, Inc.,
4.50%, 08/10/2033	5,567,000	5,416,974
5.25%, 04/02/2035(c)	3,345,000	3,366,648
5.00%, 01/15/2036(c)	2,915,000	2,863,983
3.40%, 03/22/2041	299,000	232,445
5.75%, 11/30/2045	5,282,000	5,212,324
5.50%, 02/23/2054	297,000	284,383
5.88%, 11/30/2055	1,515,627	1,492,560
6.20%, 05/14/2056(e)	8,373,000	8,503,510
6.05%, 05/14/2058(c)(e)	6,272,000	6,356,083
3.00%, 11/20/2060	250,000	145,879
3.70%, 03/22/2061	688,000	467,214
6.00%, 11/30/2065	2,080,000	2,049,618
WULF Compute LLC, 7.75%, 10/15/2030(b)	1,706,000	1,793,595
		150,546,627
Interactive Home Entertainment–0.02%
Roblox Corp., 3.88%, 05/01/2030(b)	782,000	738,806
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Interactive Media & Services–2.75%
Alphabet, Inc.,
4.10%, 02/15/2031(Acquired 02/09/2026; Cost $76,748)(j)	$77,000	$75,989
4.38%, 11/15/2032(Acquired 11/03/2025; Cost $296,658)(j)	297,000	293,097
4.40%, 02/15/2033(Acquired 02/09/2026; Cost $5,235,878)(j)	5,266,000	5,182,457
4.70%, 11/15/2035(Acquired 11/03/2025; Cost $1,411,078)(j)	1,413,000	1,389,891
4.80%, 02/15/2036(Acquired 02/09/2026; Cost $3,931,923)(j)	3,940,000	3,897,390
5.35%, 11/15/2045(Acquired 11/03/2025; Cost $2,917,538)(j)	2,924,000	2,856,918
5.50%, 02/15/2046(Acquired 02/09/2026; Cost $234,782)(j)	236,000	233,900
5.45%, 11/15/2055(Acquired 11/03/2025; Cost $1,822,889)(j)	1,835,000	1,773,382
5.65%, 02/15/2056	10,644,000	10,588,760
5.30%, 05/15/2065(Acquired 04/28/2025; Cost $1,456,238)(c)(j)	1,479,000	1,370,792
5.75%, 02/15/2066(Acquired 02/09/2026; Cost $212,538)(j)	214,000	212,512
Discovery Global Holdings, Inc.,
4.28%, 03/15/2032	185,000	163,486
5.05%, 03/15/2042	414,000	303,773
5.14%, 03/15/2052	190,000	129,913
Flutter Treasury DAC (United Kingdom), 5.88%, 06/04/2031(b)(c)	3,700,000	3,659,966
Match Group Holdings II LLC,
3.63%, 10/01/2031(b)	55,000	49,291
6.13%, 09/15/2033(b)(c)	1,656,000	1,629,588
Meta Platforms, Inc.,
4.55%, 08/15/2031	452,000	451,430
4.88%, 05/15/2033	8,537,000	8,514,972
4.75%, 08/15/2034(c)	1,815,000	1,788,450
4.88%, 11/15/2035(c)	7,719,000	7,544,870
5.25%, 05/15/2036	6,167,000	6,164,151
6.20%, 05/15/2046	6,286,000	6,359,066
4.45%, 08/15/2052	597,000	468,676
5.40%, 08/15/2054	4,035,000	3,614,673
5.63%, 11/15/2055	7,176,000	6,621,460
6.30%, 05/15/2056	6,063,000	6,121,730
4.65%, 08/15/2062	1,503,000	1,159,062
Principal Amount		Value
Interactive Media & Services–(continued)
5.75%, 05/15/2063	$1,700,000	$1,561,013
5.55%, 08/15/2064	4,384,000	3,902,507
5.75%, 11/15/2065	10,057,000	9,224,196
6.45%, 05/15/2066	13,139,000	13,251,837
		110,559,198
Internet Services & Infrastructure–1.04%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	29,604,000	30,534,336
CoreWeave, Inc.,
9.25%, 06/01/2030(b)(c)	1,796,000	1,833,649
9.00%, 02/01/2031(b)(c)	911,000	924,819
9.75%, 10/01/2031(b)(c)	2,432,000	2,509,892
Edged Compute LLC, 7.50%, 04/30/2031(b)(c)	5,783,000	5,802,963
		41,605,659
Investment Banking & Brokerage–4.31%
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	76,000	75,496
Charles Schwab Corp. (The),
4.34%, 11/14/2031(e)	468,000	461,142
4.91%, 11/14/2036(e)	120,000	116,801
5.49%, 05/21/2037(e)	4,914,000	4,985,462
Series K, 5.00%(c)(e)(h)	152,000	152,123
Series L, 6.10%(e)(h)	6,083,000	6,093,317
Goldman Sachs Group, Inc. (The),
5.68% (3 mo. Term SOFR + 2.01%), 10/28/2027(f)	6,000	6,037
4.92% (SOFR + 1.29%), 04/23/2028(f)	43,000	43,302
4.15%, 01/21/2029(e)	156,000	154,943
5.73%, 04/25/2030(e)	197,000	202,436
5.05%, 07/23/2030(e)	107,000	108,010
4.69%, 10/23/2030(e)	334,000	333,532
5.21%, 01/28/2031(e)	567,000	574,655
5.22%, 04/23/2031(e)	1,742,000	1,767,818
4.37%, 10/21/2031(e)	4,592,000	4,501,753
4.97%, 06/03/2032(e)	4,439,000	4,450,430
5.09%, 04/20/2034(e)	4,640,000	4,631,623
5.85%, 04/25/2035(e)	1,125,000	1,171,581
5.33%, 07/23/2035(e)	1,231,000	1,239,318
5.43%, 06/03/2037(e)	7,194,000	7,234,793
6.75%, 10/01/2037	871,000	952,864
4.02%, 10/31/2038(e)	247,000	217,006
5.39%, 02/02/2041(e)	23,805,000	23,224,188
3.21%, 04/22/2042(e)	156,000	117,820
4.80%, 07/08/2044	772,000	696,045
5.54%, 01/21/2047(e)	14,395,000	13,918,744
5.73%, 01/28/2056(e)	4,858,000	4,798,062
Series V, 4.13%(c)(e)(h)	1,177,000	1,171,025
Series W, 7.50%(e)(h)	5,773,000	6,078,490
Series X, 7.50%(c)(e)(h)	5,400,000	5,667,640
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley,
5.12%, 02/01/2029(e)	$47,000	$47,424
4.99%, 04/12/2029(e)	47,000	47,362
5.16%, 04/20/2029(e)	107,000	108,120
5.45%, 07/20/2029(e)	14,000	14,248
6.41%, 11/01/2029(e)	145,000	150,788
4.24%, 01/09/2030(e)	690,000	682,497
5.17%, 01/16/2030(e)	89,000	90,102
5.04%, 07/19/2030(e)	76,000	76,708
4.65%, 10/18/2030(e)	184,000	183,381
5.19%, 04/17/2031(e)	967,000	981,461
4.49%, 01/16/2032(e)	13,135,000	12,927,515
4.71%, 03/12/2032(e)	7,242,000	7,177,261
4.89%, 07/20/2033(e)	23,000	22,924
5.25%, 04/21/2034(e)	1,763,000	1,781,103
5.42%, 07/21/2034(e)	914,000	931,834
5.47%, 01/18/2035(e)	566,000	577,242
5.83%, 04/19/2035(e)	967,000	1,006,358
5.32%, 07/19/2035(e)	1,705,000	1,722,641
5.07%, 01/30/2037(c)(e)	12,173,000	11,924,691
5.30%, 04/10/2037(e)	5,965,000	5,951,131
5.95%, 01/19/2038(e)	488,000	505,086
5.31%, 01/18/2041(c)(e)	9,161,000	8,951,612
5.90%, 03/13/2047(e)	8,985,000	9,123,888
Series I, 4.36%, 10/22/2031(e)	4,761,000	4,673,169
Nomura Holdings, Inc. (Japan),
4.90%, 07/01/2030	2,392,000	2,394,069
5.49%, 06/29/2035(c)	3,095,000	3,157,194
Raymond James Financial, Inc.,
4.90%, 09/11/2035	2,714,000	2,645,053
3.75%, 04/01/2051	96,000	69,924
5.65%, 09/11/2055	22,000	21,334
		173,092,576
IT Consulting & Other Services–0.32%
International Business Machines Corp.,
4.30%, 02/03/2031	581,000	572,640
4.95%, 02/03/2036(c)	6,316,000	6,200,219
5.70%, 02/10/2055(c)	2,413,000	2,319,582
5.80%, 02/03/2056(c)	3,668,000	3,585,517
		12,677,958
Leisure Facilities–0.01%
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032(b)(c)	581,000	594,136
Leisure Products–0.04%
Brunswick Corp., 5.85%, 03/18/2029(c)	86,000	88,238
Hasbro, Inc., 4.65%, 03/12/2031	1,403,000	1,388,488
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	77,000	77,200
		1,553,926
Life & Health Insurance–2.40%
200 Park Funding Trust, 5.74%, 02/15/2055(b)(c)	2,366,000	2,329,784
Principal Amount		Value
Life & Health Insurance–(continued)
AEGON Funding Co. LLC, 5.63%, 05/07/2036	$3,795,000	$3,789,170
American National Global Funding, 5.55%, 01/28/2030(b)(c)	244,000	247,816
American National Group, Inc.,
5.00%, 06/15/2027	179,000	179,243
6.00%, 07/15/2035(c)	3,845,000	3,816,590
Athene Global Funding, 5.58%, 01/09/2029(b)	224,000	227,290
Athene Holding Ltd.,
6.25%, 04/01/2054	96,000	90,694
6.63%, 05/19/2055	29,000	28,665
Belrose Funding Trust II, 6.79%, 05/15/2055(b)(c)	4,029,000	4,136,021
Constellation Global Funding, 4.85%, 10/22/2030(b)(c)	2,612,000	2,561,594
Corebridge Global Funding,
5.90%, 09/19/2028(b)	21,000	21,581
5.20%, 01/12/2029(b)(c)	69,000	69,915
5.20%, 06/24/2029(b)	271,000	274,594
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(c)(e)(h)	3,322,000	3,407,664
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	5,168,000	5,158,270
GA Global Funding Trust,
5.50%, 01/08/2029(b)(c)	298,000	301,453
4.50%, 09/18/2030(b)(c)	4,750,000	4,594,565
Grand River Funding Trust I, 6.31%, 02/15/2036(b)(c)	4,607,000	4,614,668
Grand River Funding Trust II, 7.28%, 02/15/2056(b)	5,416,000	5,681,797
High Street Funding Trust III, 5.81%, 02/15/2055(b)	1,797,000	1,771,100
Lincoln Financial Global Funding,
4.63%, 05/28/2028(b)	27,000	27,034
4.63%, 08/18/2030(b)	844,000	835,816
4.95%, 05/21/2031(b)	2,360,000	2,355,044
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(i)	11,777,000	10,634,631
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	472,000	470,469
MetLife, Inc.,
4.60%, 05/13/2046	215,000	188,731
5.00%, 07/15/2052	429,000	389,105
5.25%, 01/15/2054(c)	2,128,000	2,004,272
Series G, 6.35%, 03/15/2055(e)	52,000	53,506
New York Life Global Funding, 4.55%, 01/28/2033(b)	1,035,000	1,020,054
Nippon Life Insurance Co. (Japan),
5.95%, 04/16/2054(b)(e)	3,402,000	3,461,226
6.50%, 04/30/2055(b)(c)(e)	2,639,000	2,782,195
Northwestern Mutual Global Funding, 4.74%, 06/30/2031(b)	2,862,000	2,870,356
Northwestern Mutual Life Insurance Co. (The), 6.05%, 06/30/2056(b)	8,352,000	8,536,756
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	1,331,000	1,325,523
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Principal Financial Group, Inc.,
5.30%, 01/15/2037	$3,562,000	$3,562,089
5.50%, 03/15/2053	30,000	28,868
Protective Life Corp.,
4.70%, 01/15/2031(b)	1,672,000	1,652,041
5.35%, 12/15/2035(b)	3,384,000	3,344,116
Prudential Financial, Inc., 5.20%, 03/14/2035(c)	3,528,000	3,550,658
Wynnton Funding Trust, 5.25%, 08/15/2035(b)	4,150,000	4,125,620
		96,520,584
Life Sciences Tools & Services–0.11%
Thermo Fisher Scientific, Inc.,
4.22%, 02/12/2031	120,000	118,297
4.55%, 06/15/2033	1,687,000	1,663,354
4.90%, 02/12/2036(c)	2,530,000	2,499,515
		4,281,166
Managed Health Care–0.18%
Centene Corp., 2.50%, 03/01/2031	696,000	606,696
Kaiser Foundation Hospitals, Series 2021, 2.81%, 06/01/2041	26,000	19,162
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	178,000	178,085
UnitedHealth Group, Inc.,
4.25%, 01/15/2029	5,000	4,986
5.30%, 02/15/2030	50,000	51,237
5.35%, 02/15/2033	1,665,000	1,714,095
4.50%, 04/15/2033	257,000	251,399
4.25%, 06/15/2048	192,000	155,600
5.05%, 04/15/2053	722,000	646,321
5.63%, 07/15/2054(c)	1,552,000	1,508,014
5.20%, 04/15/2063	1,116,000	993,488
5.75%, 07/15/2064	1,297,000	1,262,527
		7,391,610
Marine Transportation–0.04%
A.P. Moller - Maersk A/S, 5.88%, 09/14/2033(b)	926,000	971,700
Danaos Corp. (Greece), 6.88%, 10/15/2032(b)	586,000	605,058
NCL Corp. Ltd.,
5.88%, 01/15/2031(b)	38,000	36,752
6.75%, 02/01/2032(b)	45,000	44,638
6.25%, 09/15/2033(b)	36,000	34,543
		1,692,691
Metal, Glass & Plastic Containers–0.17%
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	1,761,000	1,791,631
5.44%, 04/03/2034(c)	2,873,000	2,923,048
5.78%, 04/03/2054(c)	2,132,000	2,120,631
		6,835,310
Mortgage REITs–0.01%
Blackstone Mortgage Trust, Inc., 6.25%, 06/01/2031(b)	263,000	258,866
Principal Amount		Value
Mortgage REITs–(continued)
Rithm Capital Corp., 8.50%, 06/01/2031(b)	$282,000	$281,848
		540,714
Movies & Entertainment–0.03%
Netflix, Inc., 5.40%, 08/15/2054(c)	391,000	380,544
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	626,000	598,612
Walt Disney Co. (The),
3.50%, 05/13/2040	55,000	45,212
3.80%, 05/13/2060	121,000	87,973
		1,112,341
Multi-Family Residential REITs–0.13%
AvalonBay Communities, Inc.,
5.00%, 02/15/2033(c)	358,000	362,993
5.30%, 12/07/2033(c)	1,235,000	1,274,605
ERP Operating L.P., 4.95%, 06/15/2032	968,000	976,362
Essex Portfolio L.P., 5.50%, 04/01/2034	704,000	717,722
Mid-America Apartments L.P., 5.30%, 02/15/2032(c)	1,443,000	1,485,449
UDR, Inc., 5.13%, 09/01/2034	567,000	566,281
		5,383,412
Multi-line Insurance–0.25%
Allianz SE (Germany), 6.50%(b)(e)(h)	2,200,000	2,211,948
American International Group, Inc.,
4.85%, 05/07/2030	32,000	32,301
4.38%, 06/30/2050	217,000	179,094
Guardian Life Global Funding, 4.81%, 06/01/2031(b)	4,897,000	4,911,297
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	2,628,000	2,660,965
		9,995,605
Multi-Utilities–1.10%
Ameren Illinois Co., 4.95%, 06/01/2033	588,000	592,368
Black Hills Corp., 6.15%, 05/15/2034	3,255,000	3,440,561
CenterPoint Energy, Inc.,
Conv., 3.00%, 08/01/2028(b)	6,144,000	6,411,264
5.95%, 04/01/2056(c)(e)	4,186,000	4,187,704
Dominion Energy, Inc.,
5.38%, 11/15/2032	1,447,000	1,484,988
6.63%, 05/15/2055(e)	21,000	21,523
6.00%, 02/15/2056(e)	3,743,000	3,765,512
6.20%, 02/15/2056(e)	4,419,000	4,449,699
DTE Electric Co.,
5.20%, 03/01/2034(c)	760,000	777,983
5.85%, 05/15/2055	952,000	967,726
DTE Energy Co.,
4.95%, 07/01/2027	12,000	12,083
5.85%, 06/01/2034	1,367,000	1,433,427
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	47,000	47,882
5.63%, 04/10/2034(b)	1,947,000	2,010,504
5.88%, 04/10/2054(b)(c)	1,932,000	1,907,038
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Multi-Utilities–(continued)
NiSource, Inc.,
5.25%, 03/30/2028	$11,000	$11,155
4.75%, 05/18/2031(c)	1,081,000	1,080,665
5.35%, 04/01/2034	1,144,000	1,168,220
5.30%, 05/18/2036	1,726,000	1,727,406
5.85%, 04/01/2055	1,953,000	1,935,066
Public Service Enterprise Group, Inc., 6.13%, 10/15/2033	18,000	19,139
Sempra,
5.25%, 03/15/2036	3,152,000	3,116,492
6.88%, 10/01/2054(e)	1,196,000	1,222,195
6.38%, 04/01/2056(e)	2,429,000	2,458,821
WEC Energy Group, Inc.,
5.15%, 10/01/2027	16,000	16,152
4.75%, 01/15/2028	2,000	2,010
		44,267,583
Office REITs–0.30%
Boston Properties L.P., Conv., 2.00%, 10/01/2030(b)	3,702,000	3,496,539
COPT Defense Properties L.P., 4.50%, 10/15/2030	514,000	505,089
Cousins Properties L.P.,
5.38%, 02/15/2032	485,000	492,681
4.88%, 03/01/2033	3,357,000	3,270,461
5.88%, 10/01/2034	1,141,000	1,168,643
Piedmont Operating Partnership L.P.,
6.88%, 07/15/2029	278,000	292,299
5.63%, 01/15/2033	2,749,000	2,727,940
		11,953,652
Oil & Gas Drilling–0.04%
Borr IHC Ltd. / Borr Finance LLC (Mexico),
8.75%, 01/15/2032(b)	200,000	201,640
9.00%, 01/15/2034(b)	200,000	200,890
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	559,000	583,277
Transocean International Ltd., 7.88%, 10/15/2032(b)	597,000	637,264
		1,623,071
Oil & Gas Equipment & Services–0.22%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.35%, 06/15/2031	3,447,000	3,391,812
Bristow Group, Inc., 6.75%, 02/01/2033(b)	4,236,000	4,281,948
Solaris Energy Infrastructure, LLC, 6.38%, 05/15/2031(b)	602,000	611,709
Tidewater, Inc., 9.13%, 07/15/2030(b)	545,000	587,252
		8,872,721
Oil & Gas Exploration & Production–0.51%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	35,000	36,523
Caturus Energy LLC,
8.50%, 02/15/2030(b)	836,000	876,047
7.13%, 05/15/2031(b)	327,000	327,001
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	562,000	552,594
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
ConocoPhillips Co., 5.70%, 09/15/2063	$666,000	$650,089
Devon Energy Corp., 5.00%, 06/15/2045	3,328,000	2,997,010
Diamondback Energy, Inc.,
5.15%, 01/30/2030	48,000	48,992
6.25%, 03/15/2053	2,143,000	2,230,742
5.90%, 04/18/2064	762,000	754,890
EOG Resources, Inc.,
4.40%, 07/15/2028	17,000	17,021
5.35%, 01/15/2036	1,600,000	1,626,455
5.95%, 07/15/2055	2,291,000	2,350,811
Expand Energy Corp., 5.38%, 03/15/2030	6,000	6,055
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 02/01/2031(b)	732,000	721,664
8.38%, 11/01/2033(b)	704,000	749,314
6.88%, 05/15/2034(b)	183,000	183,213
7.25%, 02/15/2035(b)	274,000	278,170
Infinity Natural Resources LLC, 7.63%, 04/01/2031(b)	592,000	598,358
Neo Next Energy Ltd. (United Kingdom), 6.63%, 06/11/2031(b)	400,000	400,000
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	3,661,000	3,564,327
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	1,140,000	1,178,851
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	376,000	389,499
		20,537,626
Oil & Gas Refining & Marketing–0.28%
CVR Energy, Inc.,
7.50%, 02/15/2031(b)	295,000	298,513
7.88%, 02/15/2034(b)	602,000	604,259
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	1,880,000	1,932,206
Sunoco L.P.,
5.88%, 07/15/2027(b)	1,400,000	1,402,663
5.63%, 03/15/2031(b)	1,173,000	1,174,976
6.63%, 08/15/2032(b)	647,000	661,030
6.25%, 07/01/2033(b)	444,000	451,826
5.88%, 03/15/2034(b)	2,366,000	2,353,286
7.88%(b)(e)(h)	2,443,000	2,553,513
		11,432,272
Oil & Gas Storage & Transportation–3.58%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
6.63%, 02/01/2032(b)	65,000	66,352
5.75%, 10/15/2033(b)	4,591,000	4,545,798
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	817,000	857,333
Cheniere Energy Partners, L.P.,
5.35%, 11/30/2036(b)	4,269,000	4,270,981
6.05%, 11/30/2056(b)	3,575,000	3,614,917
Cheniere Energy, Inc., 5.20%, 07/30/2036(b)	1,621,000	1,597,682
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	43,000	43,084
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	$2,068,000	$1,970,899
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	1,308,000	1,251,246
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	335,000	392,235
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	969,000	1,007,798
5.45%, 03/27/2036	6,921,000	7,016,049
7.63%, 01/15/2083(c)(e)	1,124,000	1,229,222
Series NC5, 8.25%, 01/15/2084(c)(e)	539,000	570,130
Energy Transfer L.P.,
5.55%, 02/15/2028	1,000	1,017
6.10%, 12/01/2028	15,000	15,542
6.40%, 12/01/2030	48,000	51,155
4.55%, 01/15/2031	1,503,000	1,489,616
7.38%, 02/01/2031(b)	15,000	15,547
5.55%, 05/15/2034	1,364,000	1,394,709
4.90%, 03/15/2035	2,301,000	2,255,951
5.35%, 01/15/2036(c)	3,537,000	3,531,467
5.00%, 05/15/2050	1,980,000	1,687,489
5.95%, 05/15/2054	2,556,000	2,469,003
8.00%, 05/15/2054(e)	814,000	867,733
6.05%, 09/01/2054	2,629,000	2,564,768
7.13%, 10/01/2054(e)	7,056,000	7,283,175
6.30%, 01/15/2056	2,165,000	2,187,960
6.50%, 02/15/2056(e)	149,000	150,348
6.75%, 02/15/2056(e)	5,172,000	5,272,839
Enterprise Products Operating LLC,
4.60%, 01/15/2031	173,000	172,977
4.25%, 02/15/2048	378,000	310,828
4.20%, 01/31/2050	570,000	460,862
Series D, 6.88%, 03/01/2033	448,000	501,863
6.90% (3 mo. Term SOFR + 3.25%), 08/16/2077(f)	23,000	23,008
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	552,000	584,878
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	3,076,000	3,179,560
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032(c)	430,000	447,373
8.00%, 05/15/2033	392,000	411,411
6.75%, 03/15/2034	329,000	330,431
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	595,000	605,434
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	4,980,000	5,088,726
6.13%, 02/23/2038(b)	1,166,000	1,205,558
6.51%, 02/23/2042(b)	2,700,000	2,865,272
6.10%, 08/23/2042(b)	3,682,000	3,770,461
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(b)	2,806,000	2,865,233
Harvest Midstream I, L.P., 6.75%, 05/15/2034(b)	603,000	619,465
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Kinder Morgan, Inc.,
5.15%, 06/01/2030	$76,000	$77,638
7.80%, 08/01/2031(c)	2,902,000	3,308,849
7.75%, 01/15/2032	2,297,000	2,629,393
5.20%, 06/01/2033(c)	1,139,000	1,159,320
5.85%, 06/01/2035	1,644,000	1,724,648
MPLX L.P.,
4.80%, 02/15/2029	4,000	4,025
4.80%, 02/15/2031(c)	2,258,000	2,257,307
5.40%, 09/15/2035	3,838,000	3,846,004
4.70%, 04/15/2048	693,000	576,821
5.50%, 02/15/2049	1,161,000	1,071,327
4.95%, 03/14/2052	1,641,000	1,395,797
5.65%, 03/01/2053	320,000	298,893
6.20%, 09/15/2055	43,000	43,261
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	65,000	68,339
NGPL PipeCo LLC, 7.77%, 12/15/2037(b)	3,292,000	3,841,505
Northern Natural Gas Co.,
3.40%, 10/16/2051(b)	315,000	213,002
5.63%, 02/01/2054(b)	578,000	555,117
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	548,000	557,787
ONEOK Partners L.P., 6.85%, 10/15/2037	1,068,000	1,174,713
ONEOK, Inc., 6.63%, 09/01/2053	2,278,000	2,388,416
Plains All American Pipeline L.P., Series B, 8.02% (3 mo. Term SOFR + 4.37%)(f)(h)	168,000	168,584
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	548,000	571,626
South Bow Canadian Infrastructure Holdings Ltd. (Canada), 7.63%, 03/01/2055(e)	1,613,000	1,686,417
South Bow USA Infrastructure Holdings LLC (Canada),
5.03%, 10/01/2029	74,000	74,509
5.58%, 10/01/2034	1,130,000	1,129,431
6.18%, 10/01/2054	1,561,000	1,510,289
Southern Co. Gas Capital Corp.,
5.75%, 09/15/2033	877,000	913,712
Series B, 5.10%, 09/15/2035	2,746,000	2,728,971
Targa Resources Corp.,
5.20%, 07/01/2027	8,000	8,068
5.50%, 02/15/2035	14,000	14,236
6.25%, 07/01/2052	16,000	16,362
TransCanada Pipelines Ltd. (Canada),
6.13%, 10/17/2056(c)(e)	1,569,000	1,581,739
6.38%, 10/17/2056(e)	920,000	929,495
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	553,000	602,300
9.88%, 02/01/2032(b)(c)	1,101,000	1,177,768
9.00%(b)(c)(e)(h)	690,000	681,780
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030(b)	$325,000	$333,981
7.50%, 05/01/2033(b)	24,000	26,499
6.50%, 01/15/2034(b)	60,000	62,767
7.75%, 05/01/2035(b)	43,000	48,295
6.75%, 01/15/2036(b)	774,000	821,354
Western Midstream Operating L.P.,
4.80%, 03/01/2031	2,342,000	2,326,496
6.15%, 04/01/2033	851,000	895,138
5.45%, 11/15/2034	1,821,000	1,824,909
5.50%, 12/15/2035	3,222,000	3,210,470
5.30%, 03/01/2048	4,406,000	3,854,725
Williams Cos., Inc. (The),
5.30%, 08/15/2028	15,000	15,275
4.80%, 11/15/2029	24,000	24,200
4.65%, 08/15/2032	437,000	432,342
5.65%, 03/15/2033	1,103,000	1,140,656
5.80%, 11/15/2054	1,792,000	1,757,578
6.00%, 03/15/2055	2,913,000	2,928,458
		143,805,977
Other Specialized REITs–0.28%
Iron Mountain, Inc.,
4.88%, 09/15/2027(b)	9,700,000	9,669,640
7.00%, 02/15/2029(b)	500,000	510,750
4.50%, 02/15/2031(b)	583,000	557,100
6.25%, 01/15/2033(b)(c)	579,000	588,455
		11,325,945
Other Specialty Retail–0.08%
Bath & Body Works, Inc.,
6.88%, 11/01/2035(c)	420,000	420,610
7.60%, 07/15/2037	186,000	183,544
Michaels Companies, Inc. (The), 8.50%, 03/15/2033(b)	614,000	599,991
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/2032(b)	600,000	605,120
SGUS LLC, 11.00%, 12/15/2029(b)(d)	145,690	22,582
Tractor Supply Co., 5.25%, 05/15/2033	438,000	440,889
VSP Optical Group, Inc., 5.45%, 12/01/2035(b)	1,006,000	997,416
		3,270,152
Packaged Foods & Meats–0.88%
Campbell’s Co. (The),
5.20%, 03/21/2029	90,000	90,875
4.75%, 03/23/2035(c)	1,199,000	1,109,676
3.13%, 04/24/2050(c)	3,272,000	2,011,360
5.25%, 10/13/2054(c)	1,092,000	913,129
General Mills, Inc.,
5.50%, 10/17/2028	18,000	18,412
3.00%, 02/01/2051(c)	3,210,000	2,014,482
Hormel Foods Corp., 3.05%, 06/03/2051	3,210,000	2,093,996
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
6.25%, 03/01/2056	7,496,000	7,340,127
6.38%, 04/15/2066	2,600,000	2,544,282
Principal Amount		Value
Packaged Foods & Meats–(continued)
Mars, Inc.,
4.80%, 03/01/2030(b)	$39,000	$39,288
5.00%, 03/01/2032(b)	856,000	865,181
5.20%, 03/01/2035(b)	2,942,000	2,962,815
5.65%, 05/01/2045(b)	1,053,000	1,044,728
5.70%, 05/01/2055(b)	3,343,000	3,300,045
5.80%, 05/01/2065(b)	1,635,000	1,624,265
McCormick & Co., Inc.,
4.15%, 02/15/2029	44,000	43,606
4.70%, 10/15/2034(c)	1,390,000	1,340,899
Minerva Luxembourg S.A. (Brazil), 7.50%, 04/22/2036(b)	6,200,000	5,962,850
Post Holdings, Inc., 6.25%, 10/15/2034(b)	28,000	27,782
		35,347,798
Paper & Plastic Packaging Products & Materials–0.02%
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/2030(b)	48,000	46,160
6.75%, 04/15/2032(b)	586,000	563,836
		609,996
Paper Products–0.00%
Magnera Corp., 7.25%, 11/15/2031(b)	78,000	75,405
Passenger Airlines–0.90%
American Airlines Pass-Through Trust,
Series 2016-3, Class A, 3.00%, 10/15/2028	20,860	20,177
Series 2021-1, Class B, 3.95%, 07/11/2030	176,730	169,795
Series 2021-1, Class A, 2.88%, 07/11/2034	906,548	811,096
Series B, 5.65%, 11/11/2034	1,346,000	1,334,281
5.75%, 05/10/2035	2,933,000	2,925,499
Series A, 4.90%, 05/11/2038	3,077,000	2,990,508
5.25%, 11/10/2038	9,701,000	9,684,676
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	1,091,000	1,090,509
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	231,000	229,014
5.31%, 10/20/2031(b)	915,000	899,198
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	501,340	459,627
Delta Air Lines, Inc.,
4.95%, 07/10/2028	549,000	551,791
5.25%, 07/10/2030(c)	998,000	1,009,618
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	430,721	431,161
United Airlines Holdings, Inc.,
4.88%, 03/01/2029	7,148,000	7,071,280
5.38%, 03/01/2031(c)	1,885,000	1,866,653
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Passenger Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	$14,935	$15,164
Series 2018-1, Class AA, 3.50%, 03/01/2030	54,019	52,414
Series 2019-1, Class A, 4.55%, 08/25/2031	654,278	633,299
Series 2019-1, Class AA, 4.15%, 08/25/2031	774,561	754,970
Series 24-A, 5.88%, 02/15/2037	1,579,712	1,588,676
Series AA, 5.45%, 02/15/2037	1,493,255	1,533,670
		36,123,076
Passenger Ground Transportation–0.03%
Hertz Corp. (The), 12.63%, 07/15/2029(b)	115,000	104,835
Uber Technologies, Inc.,
4.80%, 09/15/2035(c)	912,000	888,653
5.35%, 09/15/2054(c)	74,000	68,938
		1,062,426
Personal Care Products–0.01%
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)	555,000	565,852
Pharmaceuticals–2.06%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	600,000	614,857
AstraZeneca Finance LLC (United Kingdom),
4.90%, 02/26/2031	19,000	19,312
5.00%, 02/26/2034	21,000	21,267
Bristol-Myers Squibb Co.,
5.90%, 11/15/2033	10,000	10,686
5.55%, 02/22/2054	182,000	177,418
Eli Lilly and Co.,
3.99% (SOFR + 0.35%), 05/20/2028(f)	2,984,000	2,986,139
5.00%, 02/09/2054	952,000	878,824
5.05%, 08/14/2054	2,524,000	2,335,486
5.55%, 10/15/2055	1,408,000	1,408,305
5.10%, 02/09/2064	1,609,000	1,466,538
5.20%, 08/14/2064	635,000	587,979
5.65%, 10/15/2065	1,383,000	1,378,431
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	34,000	33,738
4.38%, 10/15/2030(b)	990,000	977,978
4.63%, 10/15/2032(b)	1,515,000	1,495,258
Endo Finance Holdings L.P., 8.50%, 04/15/2031(b)	511,000	544,954
Merck & Co., Inc.,
4.15%, 03/15/2031	81,000	79,713
4.65%, 05/22/2031	2,928,000	2,942,903
4.45%, 12/04/2032	1,092,000	1,077,412
4.95%, 05/22/2033	2,679,000	2,704,207
4.75%, 12/04/2035	12,000	11,785
5.20%, 05/22/2036	4,466,000	4,523,871
5.75%, 05/22/2046	8,907,000	9,077,802
5.00%, 05/17/2053(c)	752,000	684,297
5.85%, 05/22/2056	8,072,000	8,288,858
Principal Amount		Value
Pharmaceuticals–(continued)
5.15%, 05/17/2063	$426,000	$387,608
5.70%, 12/04/2065	4,041,000	3,993,355
Novartis Capital Corp.,
4.60%, 03/18/2033	2,110,000	2,096,137
4.20%, 09/18/2034	25,000	24,114
4.90%, 03/18/2036	2,776,000	2,766,191
5.60%, 03/18/2046	1,818,000	1,841,407
4.70%, 09/18/2054	2,571,000	2,269,834
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 7.88%, 05/15/2034(b)	200,000	214,918
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/2063	158,000	145,823
Pfizer, Inc.,
4.20%, 11/15/2030	49,000	48,561
4.50%, 11/15/2032(c)	3,228,000	3,190,409
5.60%, 11/15/2055(c)	5,359,000	5,319,545
5.70%, 11/15/2065(c)	4,772,000	4,686,032
Takeda U.S. Financing, Inc.,
5.20%, 07/07/2035(c)	4,755,000	4,768,022
5.90%, 07/07/2055(c)	4,193,000	4,214,467
Teva Pharmaceutical Finance Netherlands III B.V. (Israel),
6.00%, 12/01/2032(c)	1,917,000	1,992,409
4.10%, 10/01/2046	776,000	592,246
		82,879,096
Property & Casualty Insurance–0.49%
Arch Capital Finance LLC, 5.03%, 12/15/2046	211,000	194,488
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032(b)	874,000	912,000
8.38%, 02/01/2034(b)	1,629,000	1,593,312
Chubb INA Holdings LLC, 5.30%, 05/20/2036	2,519,000	2,555,614
CNA Financial Corp., 5.20%, 08/15/2035	4,181,000	4,123,560
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	3,135,000	3,152,842
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035(c)	1,153,000	1,162,517
Sompo Holdings, Inc. (Japan), 5.41%, 04/22/2037(b)(e)	3,993,000	3,938,717
Travelers Cos., Inc. (The),
5.05%, 07/24/2035	562,000	562,692
5.45%, 05/25/2053	671,000	655,100
5.70%, 07/24/2055(c)	1,015,000	1,026,596
		19,877,438
Rail Transportation–0.33%
Canadian Pacific Railway Co. (Canada),
5.20%, 03/30/2035(c)	4,220,000	4,280,760
5.50%, 03/15/2056	6,954,000	6,715,153
CSX Corp.,
6.15%, 05/01/2037	68,000	73,685
4.75%, 11/15/2048	162,000	143,715
Norfolk Southern Corp.,
5.05%, 08/01/2030	19,000	19,344
5.55%, 03/15/2034	17,000	17,703
5.35%, 08/01/2054	36,000	33,886
5.95%, 03/15/2064	151,000	153,666
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Rail Transportation–(continued)
TTX Co., 5.05%, 11/15/2034(b)	$1,719,000	$1,724,323
Union Pacific Corp., 5.15%, 01/20/2063	39,000	35,739
		13,197,974
Real Estate Development–0.12%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	524,000	553,088
Essential Properties L.P., 5.40%, 12/01/2035	1,246,000	1,234,359
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	497,000	516,900
Prologis Targeted U.S. Logistics Fund L.P.,
4.25%, 01/15/2031(b)	304,000	297,673
4.75%, 01/15/2036(b)	2,272,000	2,186,792
		4,788,812
Regional Banks–0.95%
Citizens Financial Group, Inc.,
5.30%, 01/29/2036(e)	875,000	866,986
5.64%, 05/21/2037(e)	1,156,000	1,162,962
CoBank, ACB, Series N, 6.75%(c)(e)(h)	2,596,000	2,616,651
Huntington Bancshares, Inc.,
4.62%, 01/28/2032(e)	7,809,000	7,703,162
5.61%, 01/28/2041(e)	8,680,000	8,505,489
M&T Bank Corp., 5.30%, 04/18/2036(e)	8,587,000	8,517,470
Pinnacle Financial Partners, Inc.,
6.17%, 11/01/2030(e)	191,000	196,086
5.60%, 05/19/2032(e)	2,516,000	2,529,221
Regions Financial Corp., 5.72%, 06/06/2030(e)	234,000	240,194
Truist Financial Corp.,
4.60%, 01/27/2032(e)	3,344,000	3,306,423
5.87%, 06/08/2034(e)	21,000	21,901
Zions Bancorp. N.A., 6.82%, 11/19/2035(e)	1,257,000	1,307,930
Zions Bancorporation N.A.,
4.70%, 08/18/2028(e)	652,000	652,295
4.48%, 02/09/2029(e)	494,000	490,777
		38,117,547
Reinsurance–0.34%
Argentum Netherlands B.V. for Swiss Re Ltd. (Switzerland), 5.63%, 08/15/2052(b)(e)	4,694,000	4,725,973
Fortitude Global Funding, 4.63%, 10/06/2028(b)	716,000	709,550
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	226,000	231,659
Global Atlantic (Fin) Co., 4.40%, 10/15/2029(b)	488,000	474,537
Reinsurance Group of America, Inc., 6.38%, 09/15/2056(e)	1,266,000	1,249,595
RGA Global Funding, 5.00%, 08/25/2032(b)(c)	6,371,000	6,339,567
		13,730,881
Principal Amount		Value
Renewable Electricity–0.36%
Idaho Power Co., 5.20%, 08/15/2034	$391,000	$395,569
Puget Energy, Inc.,
7.00%, 09/15/2056(b)(e)	5,813,000	5,873,229
7.25%, 09/15/2056(b)(e)	5,647,000	5,714,470
Southern Power Co.,
Series A, 4.25%, 10/01/2030	502,000	495,365
Series B, 4.90%, 10/01/2035	1,980,000	1,931,803
		14,410,436
Research & Consulting Services–0.05%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)(c)	341,000	312,530
Verisk Analytics, Inc., 4.45%, 03/15/2031	1,549,000	1,524,037
		1,836,567
Restaurants–0.18%
Arcos Dorados B.V. (Brazil), 6.38%, 01/29/2032(b)	2,202,000	2,283,474
McDonald’s Corp.,
4.40%, 02/12/2031	516,000	513,989
4.95%, 03/03/2035	36,000	35,894
5.00%, 02/13/2036	77,000	76,905
5.15%, 09/09/2052	279,000	255,713
5.45%, 08/14/2053(c)	2,950,000	2,820,117
New Red Finance, Inc. (Canada),
5.63%, 09/15/2029(b)	534,000	538,653
4.00%, 10/15/2030(b)	922,000	874,505
		7,399,250
Retail REITs–0.54%
Agree L.P., 5.63%, 06/15/2034	746,000	769,274
Brixmor Operating Partnership L.P.,
4.85%, 02/15/2033	1,025,000	1,009,355
5.75%, 02/15/2035	537,000	556,782
Kimco Realty OP LLC,
2.70%, 10/01/2030	10,000	9,325
4.85%, 03/01/2035	1,103,000	1,085,550
5.30%, 02/01/2036	3,916,000	3,979,316
Kite Realty Group L.P.,
4.95%, 12/15/2031	668,000	667,256
5.50%, 03/01/2034	367,000	373,147
Kite Realty Group Trust, 4.75%, 09/15/2030(c)	58,000	58,108
NNN REIT, Inc.,
5.60%, 10/15/2033	530,000	546,147
5.50%, 06/15/2034	709,000	724,366
Realty Income Corp.,
4.85%, 03/15/2030	5,000	5,055
5.63%, 10/13/2032	654,000	681,792
4.50%, 02/01/2033	3,244,000	3,167,837
5.13%, 04/15/2035	563,000	563,864
5.38%, 09/01/2054(c)	504,000	486,832
Regency Centers L.P.,
5.00%, 07/15/2032	1,024,000	1,034,523
4.50%, 03/15/2033	1,841,000	1,796,780
5.25%, 01/15/2034	734,000	744,196
5.10%, 01/15/2035	562,000	563,296
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Retail REITs–(continued)
Simon Property Group L.P., 4.75%, 09/26/2034	$3,027,000	$2,963,183
		21,785,984
Security & Alarm Services–0.20%
Brink’s Co. (The),
4.63%, 10/15/2027(b)	6,700,000	6,671,176
6.50%, 06/15/2029(b)	540,000	553,748
6.75%, 06/15/2032(b)	588,000	602,929
		7,827,853
Self-Storage REITs–0.61%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	1,379,000	1,388,009
5.41%, 09/12/2034	1,430,000	1,393,847
Extra Space Storage L.P.,
5.70%, 04/01/2028	6,000	6,123
2.55%, 06/01/2031	166,000	149,342
4.95%, 01/15/2033	1,413,000	1,401,879
5.40%, 02/01/2034	1,309,000	1,324,693
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	428,000	423,611
Prologis L.P.,
4.63%, 01/15/2033	1,198,000	1,188,790
4.75%, 06/15/2033	1,506,000	1,494,302
5.13%, 01/15/2034	758,000	766,584
5.00%, 03/15/2034	2,790,000	2,789,912
5.00%, 01/31/2035	1,793,000	1,788,101
5.25%, 05/15/2035(c)	1,966,000	1,993,586
5.25%, 06/15/2053(c)	2,414,000	2,286,613
5.25%, 03/15/2054	3,020,000	2,855,461
Public Storage Operating Co.,
5.00%, 12/15/2035(c)	1,697,000	1,681,296
5.35%, 08/01/2053(c)	1,425,000	1,366,497
		24,298,646
Semiconductors–1.88%
Broadcom, Inc.,
5.05%, 07/12/2029	21,000	21,369
5.15%, 11/15/2031	947,000	967,632
5.20%, 07/15/2035	2,364,000	2,378,991
4.80%, 02/15/2036	3,569,000	3,476,417
4.90%, 02/15/2038	3,042,000	2,936,412
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	1,129,000	1,169,181
5.50%, 01/25/2031(b)	2,409,000	2,469,700
6.15%, 01/25/2032(b)	5,297,000	5,574,739
5.90%, 01/25/2033(b)	2,854,000	2,970,164
5.88%, 01/25/2034(b)	4,972,000	5,044,493
6.25%, 01/25/2035(b)	4,127,000	4,368,426
6.10%, 01/25/2036(b)	3,270,000	3,439,966
6.20%, 01/25/2037(b)	3,684,000	3,890,947
6.40%, 01/25/2038(b)	3,300,000	3,524,304
6.30%, 01/25/2039(b)	2,470,000	2,612,201
Intel Corp.,
5.30%, 05/15/2036	2,845,000	2,842,487
6.13%, 05/15/2056	4,347,000	4,381,924
Kioxia Holdings Corp. (Japan), 6.25%, 07/24/2030(b)	10,727,000	11,054,069
Principal Amount		Value
Semiconductors–(continued)
ON Semiconductor Corp., Conv., 0.00%, 05/01/2031(b)(k)	$1,161,000	$1,261,775
SK hynix, Inc. (South Korea), 4.38%, 09/11/2030(b)	11,343,000	11,260,467
		75,645,664
Single-Family Residential REITs–0.10%
American Homes 4 Rent L.P., 5.50%, 07/15/2034	2,873,000	2,907,721
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	1,017,000	988,146
		3,895,867
Soft Drinks & Non-alcoholic Beverages–0.21%
Coca-Cola Co. (The),
5.30%, 05/13/2054	4,766,000	4,612,150
5.40%, 05/13/2064	4,094,000	3,948,421
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	55,000	54,886
		8,615,457
Sovereign Debt–2.01%
Bahamas Government International Bond (Bahamas), 8.25%, 06/24/2036(b)	948,000	1,062,803
Benin Sukuk S.A. (Benin), 6.20%, 01/29/2033(b)	2,220,000	2,155,554
Colombia Government International Bond (Colombia),
5.38%, 01/21/2029	12,109,000	12,060,564
6.13%, 01/21/2031	2,533,000	2,529,200
6.50%, 01/21/2033	2,355,000	2,329,095
Dominican Republic International Bond (Dominican Republic),
5.75%, 03/17/2034(b)	3,705,000	3,642,015
6.15%, 05/17/2038(b)	2,852,000	2,816,350
Egypt Government International Bond (Egypt), 7.63%, 05/20/2034(b)(c)	7,975,000	8,026,783
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt), 6.38%, 04/07/2029(b)	1,583,000	1,605,954
Guatemala Government Bond (Guatemala),
6.05%, 08/06/2031(b)	1,870,000	1,938,330
6.88%, 08/15/2055(b)(c)	1,527,000	1,654,306
Israel Government International Bond (Israel), 5.00%, 01/13/2036	200,000	195,672
Korea National Oil Corp. (South Korea),
4.50%, 03/30/2029(b)	7,133,000	7,153,011
4.63%, 03/30/2031(b)	5,215,000	5,233,743
Mexico Government International Bond (Mexico),
4.75%, 03/22/2031	8,038,000	7,853,126
5.38%, 03/22/2033	1,425,000	1,397,213
6.75%, 02/09/2056	200,000	196,560
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	2,522,000	2,594,015
5.88%, 01/30/2029(b)	1,992,000	2,028,983
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Sovereign Debt–(continued)
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	$2,138,000	$2,202,140
Turkiye Government International Bond (Turkey), 6.38%, 05/22/2031	12,178,000	12,086,007
		80,761,424
Specialized Consumer Services–0.25%
Ashtead Capital, Inc. (United Kingdom), 5.55%, 05/30/2033(b)(c)	1,852,000	1,884,802
Carriage Services, Inc., 4.25%, 05/15/2029(b)	634,000	607,084
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	1,660,000	1,669,050
5.63%, 04/28/2035(b)	5,889,000	5,977,161
		10,138,097
Specialized Finance–0.04%
HA Sustainable Infrastructure Capital, Inc.,
8.00%, 06/01/2056(e)	581,000	620,528
7.13%, 11/15/2056(e)	281,000	284,095
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)(c)	867,000	888,985
		1,793,608
Specialty Chemicals–0.31%
Celanese US Holdings LLC, 7.70%, 11/15/2033(c)	383,000	411,642
OCP S.A. (Morocco),
6.10%, 04/30/2030(b)	2,667,000	2,733,136
6.70%, 03/01/2036(b)	1,374,000	1,429,463
6.74%(b)(e)(h)	4,163,000	4,127,091
Sherwin-Williams Co. (The),
4.30%, 08/15/2028	58,000	57,759
4.50%, 08/15/2030	218,000	217,144
5.15%, 08/15/2035(c)	3,454,000	3,470,993
		12,447,228
Steel–0.34%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	30,000	30,852
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	4,842,000	4,954,838
7.00%, 03/15/2032(b)(c)	616,000	623,521
7.63%, 01/15/2034(b)(c)	3,544,000	3,649,785
Nucor Corp., 2.98%, 12/15/2055	3,210,000	2,006,722
POSCO Holdings, Inc. (South Korea), 5.13%, 05/07/2030(b)	2,459,000	2,494,793
		13,760,511
Systems Software–2.19%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	8,000,000	7,634,308
Oak-Eagle AcquireCo, Inc.,
7.25%, 07/01/2033(b)	1,996,000	2,082,709
8.75%, 07/01/2034(b)	593,000	627,035
Principal Amount		Value
Systems Software–(continued)
Oracle Corp.,
4.55%, 02/04/2029	$911,000	$902,015
4.74% (SOFR + 1.11%), 02/04/2029(f)	669,000	668,170
4.45%, 09/26/2030(c)	2,108,000	2,044,273
4.95%, 02/04/2031(c)	4,866,000	4,786,054
6.25%, 11/09/2032(c)	2,363,000	2,457,821
4.90%, 02/06/2033	1,075,000	1,033,777
5.35%, 05/04/2033	4,499,000	4,429,769
4.70%, 09/27/2034	2,393,000	2,223,541
5.20%, 09/26/2035(c)	1,762,000	1,678,796
5.70%, 02/04/2036	5,066,000	4,979,208
5.88%, 09/26/2045	3,095,000	2,769,790
6.55%, 02/04/2046	7,618,000	7,349,780
4.00%, 11/15/2047	151,000	103,708
6.90%, 11/09/2052	1,586,000	1,561,435
5.55%, 02/06/2053	151,000	125,003
5.38%, 09/27/2054	3,778,000	3,031,010
6.00%, 08/03/2055	1,971,000	1,729,431
5.95%, 09/26/2055	2,158,000	1,888,651
6.70%, 02/04/2056	17,196,000	16,573,709
5.50%, 09/27/2064	2,534,000	2,006,535
6.13%, 08/03/2065	3,198,000	2,772,432
6.10%, 09/26/2065	128,000	110,573
6.85%, 02/04/2066	1,800,000	1,725,558
ServiceNow, Inc.,
4.70%, 08/15/2031(c)	1,531,000	1,532,430
5.05%, 05/15/2033	1,628,000	1,636,250
5.40%, 05/15/2036	3,616,000	3,644,559
6.30%, 05/15/2056(c)	3,606,000	3,726,104
		87,834,434
Technology Hardware, Storage & Peripherals–0.16%
Apple, Inc.,
3.95%, 08/08/2052	134,000	104,977
4.10%, 08/08/2062	1,666,000	1,290,385
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	1,850,000	1,815,375
5.60%, 10/15/2054	3,496,000	3,226,631
		6,437,368
Telecom Tower REITs–0.17%
American Tower Corp., 3.10%, 06/15/2050	99,000	65,054
SBA Communications Corp., 3.88%, 02/15/2027	6,700,000	6,651,482
		6,716,536
Tobacco–0.63%
Altria Group, Inc., 3.70%, 02/04/2051	476,000	331,262
B.A.T. Capital Corp. (United Kingdom),
5.83%, 02/20/2031	251,000	262,138
4.63%, 03/22/2033	1,783,000	1,751,720
7.08%, 08/02/2043	142,000	158,405
7.08%, 08/02/2053(c)	3,778,000	4,264,426
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Tobacco–(continued)
Philip Morris International, Inc.,
5.13%, 11/17/2027	$12,000	$12,143
4.88%, 02/13/2029	21,000	21,230
4.63%, 11/01/2029	15,000	15,081
4.38%, 04/30/2030	134,000	133,131
4.00%, 10/29/2030	156,000	152,759
5.13%, 02/13/2031	40,000	40,891
4.75%, 11/01/2031	579,000	581,777
5.75%, 11/17/2032	1,604,000	1,684,906
5.63%, 09/07/2033	2,534,000	2,647,605
5.25%, 02/13/2034	1,240,000	1,263,354
4.90%, 11/01/2034	3,535,000	3,523,064
4.88%, 04/30/2035	2,335,000	2,307,225
4.63%, 10/29/2035(c)	869,000	841,481
4.88%, 04/29/2036(c)	5,290,000	5,195,106
		25,187,704
Trading Companies & Distributors–0.33%
Aircastle Ltd., 5.25%(b)(c)(e)(h)	589,000	590,209
Aircastle Ltd./Aircastle Ireland DAC,
5.00%, 09/15/2030(b)	1,641,000	1,638,295
5.00%, 05/15/2031(b)	1,890,000	1,873,002
Ferguson Enterprises, Inc.,
4.35%, 03/15/2031	511,000	502,597
5.00%, 10/03/2034	1,078,000	1,072,064
GATX Corp.,
5.50%, 06/15/2035	30,000	30,417
3.10%, 06/01/2051	3,272,000	2,091,774
6.05%, 06/05/2054	42,000	42,490
Mitsubishi Corp. (Japan), 5.13%, 07/17/2034(b)	3,144,000	3,178,853
Sumisho Air Lease Corp.,
4.40%, 03/24/2028(b)	885,000	880,801
4.50%, 03/24/2029(b)	52,000	51,693
Series B, 4.65%(e)(h)	1,444,000	1,443,314
		13,395,509
Transaction & Payment Processing Services–0.03%
Fiserv, Inc.,
5.38%, 08/21/2028	27,000	27,361
4.55%, 02/15/2031	17,000	16,680
5.63%, 08/21/2033	25,000	25,361
5.45%, 03/15/2034	53,000	52,870
Mastercard, Inc., 4.85%, 03/09/2033	657,000	665,669
PayPal Holdings, Inc.,
5.05%, 06/01/2052	183,000	158,214
5.25%, 06/01/2062	319,000	279,821
		1,225,976
Water Utilities–0.03%
American Water Capital Corp., 5.70%, 09/01/2055	1,188,000	1,174,623
Wireless Telecommunication Services–0.78%
DB Terra Chile HoldCo S.p.A. (Chile), 7.95%, 04/20/2031(b)	202,000	201,325
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	14,863,000	14,947,452
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	3,241,000	3,247,320
Principal Amount		Value
Wireless Telecommunication Services–(continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	$109,600	$110,067
T-Mobile USA, Inc.,
4.95%, 11/15/2035	2,986,000	2,933,633
4.50%, 04/15/2050	702,000	572,913
5.65%, 01/15/2053	1,801,000	1,717,099
6.00%, 06/15/2054	724,000	725,442
5.50%, 01/15/2055	39,000	36,495
5.88%, 11/15/2055	1,740,000	1,713,169
5.70%, 01/15/2056	4,043,000	3,884,787
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	337,000	316,505
4.13%, 06/04/2081(e)	1,095,000	1,020,890
		31,427,097
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,511,738,244)		3,508,841,735

Asset-Backed Securities–4.96%
Bowling Green Park CLO LLC, Series 2019-1A, Class ARR, 4.68% (3 mo. Term SOFR + 1.00%), 04/18/2035(b)(f)	12,321,000	12,327,986
Carlyle US CLO Ltd., Series 2022-1A, Class A1R, 4.65% (3 mo. Term SOFR + 0.98%), 04/15/2035(b)(f)	6,518,510	6,526,026
Centersquare Issuer LLC,
Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	6,160,000	5,934,678
Series 2025-4A, Class A2, 5.20%, 08/25/2055(i)	7,750,000	7,229,624
CIFC Funding Ltd., Series 2022-3A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 04/21/2035(b)(f)	7,350,000	7,354,866
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 06/20/2050(b)	2,299,637	2,300,299
DB Master Finance LLC,
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	3,014,850	2,989,039
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(b)	2,318,350	2,298,420
Series 2026-1A, Class A2I, 5.20%, 05/20/2056(b)	3,300,000	3,312,375
Series 2026-1A, Class A2II, 5.43%, 05/20/2056(b)	9,140,000	9,174,275
Domino’s Pizza Master Issuer LLC,
Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	6,530,000	6,492,654
Series 2025-1A, Class A2II, 5.22%, 07/25/2055(b)	5,550,000	5,503,171
ECLIPSE AIRCRAFT 2026-1 LLC, Series 2026-1, Class A, 5.63%, 05/15/2051(b)	10,370,000	10,369,821
Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	1,322,675	1,325,854
Jersey Mike’s Funding, Series 2025-1A, Class A2, 5.61%, 08/16/2055(b)	5,260,250	5,323,509
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value

Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	$2,504,745	$2,499,746
Magnetite XXI Ltd., Series 2019-21AR, Class AR, 4.61% (3 mo. Term SOFR + 0.98%), 04/20/2034(b)(f)	13,272,000	13,275,318
Metronet Infrastructure Issuer LLC, Series 2025-1A, Class A2, 6.01%, 07/20/2055(i)	4,750,000	4,812,803
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/06/2055(b)	1,800,000	1,785,516
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056(b)	22,550,000	22,699,558
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	10,076,267	9,996,849
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	2,431,000	2,268,548
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	2,392,867	2,055,777
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	4,665,945	4,622,030
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	5,120,030	5,154,663
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	5,077,675	5,109,300
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	5,264,825	5,070,464
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	4,856,050	4,769,717
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	4,984,100	4,857,730
Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	4,150,000	4,101,621
Series 2025-1A, Class A2II, 5.05%, 08/25/2055(b)	2,410,000	2,366,150
Wells Fargo Commercial Mortgage Trust, Series 2026-C66, Class A5, 5.65%, 04/15/2059	2,160,000	2,250,862
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	4,173,236	4,083,681
Zaxby’s Funding LLC, Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	3,035,925	3,086,234
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	5,671,000	5,750,224
Total Asset-Backed Securities (Cost $199,967,046)		199,079,388
Variable Rate Senior Loan Interests–3.00%(l)(m)
Aerospace & Defense–0.05%
TransDigm, Inc., Term Loan M, 6.12% (1 mo. Term SOFR + 2.50%), 08/19/2032	2,004,062	2,011,247
Principal Amount		Value
Automotive Parts & Equipment–0.02%
Clarios (Global L.P. & US Fin Com, Inc. / Panther / POWSOL), Term Loan B, 6.10% (1 mo. SOFR + 2.50%), 01/28/2032	$970,623	$973,170
Broadcasting–0.12%
Nexstar Broadcasting, Inc., Term Loan B, 6.37% (3 mo. Term SOFR + 2.75%), 03/18/2033	4,699,619	4,707,702
Health Care Facilities–0.04%
Select Medical Corp., Term Loan B, 5.62% (1 mo. Term SOFR + 2.00%), 11/30/2031	1,635,655	1,632,253
Interactive Home Entertainment–0.21%
Oak-Eagle AcquireCo, Inc. (Electronic Arts, Inc; EA), Term Loan B, —%, 03/23/2033(n)	8,406,333	8,443,447
Real Estate Development–0.18%
VCI Asset Holdings 2 LLC, Term Loan, 7.38%, 02/06/2031	6,915,475	7,148,873
Restaurants–0.98%
Raising Cane’s Restaurants LLC,
Term Loan B, 5.62% (1 mo. Term SOFR + 2.00%), 09/10/2031	10,316,325	10,306,628
Term Loan, 5.62% (1 mo. Term SOFR + 2.00%), 11/03/2032	21,565,950	21,527,778
-%, 05/30/2033(n)	7,487,366	7,459,288
		39,293,694
Systems Software–1.40%
CoreWeave Compute Acquisition Co. VIII LLC,
Delayed Draw Term Loan, 5.81% (1 mo. Term SOFR + 2.15%), 03/31/2032(i)	12,766,763	12,830,597
0.00%, 03/31/2032(i)(o)	43,033,237	43,248,403
		56,079,000
Total Variable Rate Senior Loan Interests (Cost $119,490,619)		120,289,386
U.S. Treasury Securities–2.25%
U.S. Treasury Bills–0.17%
3.61% - 3.69%, 09/17/2026(p)(q)	6,785,000	6,711,468
U.S. Treasury Bonds–0.12%
5.00%, 05/15/2046	3,367,800	3,377,535
4.75%, 02/15/2056	1,541,000	1,485,620
		4,863,155
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount			Value
U.S. Treasury Notes–1.96%
3.75%, 04/30/2028		$7,304,000	$7,270,333
3.88%, 07/15/2028		1,000	997
3.88%, 05/15/2029		15,218,100	15,146,171
3.88%, 04/30/2031		13,715,400	13,557,887
4.13%, 04/30/2033		11,786,000	11,677,348
4.38%, 05/15/2036		31,351,000	31,191,796
			78,844,532
Total U.S. Treasury Securities (Cost $90,049,063)			90,419,155
Shares
Preferred Stocks–1.35%
Aerospace & Defense–0.09%
Boeing Co. (The), 6.00%, Conv. Pfd.		52,000	3,750,240
Diversified Banks–0.50%
Citigroup, Inc., 6.25%, Series II, Pfd.		137,525	3,436,750
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.		14,224	16,689,303
			20,126,053
Diversified Financial Services–0.19%
Apollo Global Management, Inc., 7.63%, Pfd.(e)		287,800	7,502,946
Electric Utilities–0.02%
Southern Co. (The), 7.13%, Series A, Conv. Pfd.		15,000	754,500
Investment Banking & Brokerage–0.26%
Morgan Stanley, 7.13%, Series E, Pfd.		256,997	6,532,864
Morgan Stanley, 6.88%, Series F, Pfd.		150,000	3,795,000
			10,327,864
Regional Banks–0.16%
M&T Bank Corp., 7.50%, Series J, Pfd.		251,487	6,601,534
Systems Software–0.13%
Oracle Corp., 6.50%, Class D, Conv. Pfd.		78,945	5,060,374
Total Preferred Stocks (Cost $52,684,470)			54,123,511

Exchange-Traded Funds–0.75%
Invesco Core Fixed Income ETF(r)		216,500	5,425,490
Invesco High Yield Systematic Bond ETF(c)(r)		209,200	4,687,126
Invesco Short Duration High Yield ETF(r)		9,000	229,634
Invesco Short Duration Total Return Bond ETF(r)		610,300	15,262,382
Invesco Total Return Bond ETF(r)		100,000	4,692,000
Total Exchange-Traded Funds (Cost $31,616,855)			30,296,632
Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.14%(s)
Drug Retail–0.02%
Boots Group Finco L.P. (United Kingdom), 5.38%, 08/31/2032(b)	EUR	750,000	903,728
	Principal Amount		Value
Health Care Supplies–0.01%
Bausch + Lomb Netherlands B.V. and Bausch & Lomb, Inc., 6.08% (3 mo. EURIBOR + 3.88%), 01/15/2031(b)(f)	EUR	500,000	$591,327
Marine Transportation–0.02%
CMA CGM S.A. (France), 4.88%, 01/15/2032(b)	EUR	525,000	602,613
Movies & Entertainment–0.08%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	2,600,000	3,111,359
Pharmaceuticals–0.01%
LSF12 Pillar Investments (US), Inc., 5.75%, 05/15/2033(b)	EUR	500,000	586,436
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $5,529,799)			5,795,463
	Shares
Common Stocks & Other Equity Interests–0.02%
Internet Services & Infrastructure–0.02%
VCI Compute II LLC (Cost $720,316)(i)		720,316	759,933
	Principal Amount
Municipal Obligations–0.00%
Florida Development Finance Corp. (Palm Bay Academy, Inc.),
Series 2017, Ref. RB, 0.00%, 05/15/2037(b)(k)		$360,000	4
Series 2017, Ref. RB, 9.00%, 05/15/2037(b)		350,000	35,000
Total Municipal Obligations (Cost $405,876)			35,004
	Shares
Money Market Funds–1.31%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(r)(t)		18,357,641	18,357,641
Invesco Treasury Portfolio, Institutional Class, 3.52%(r)(t)		34,092,761	34,092,761
Total Money Market Funds (Cost $52,450,402)			52,450,402

Options Purchased–0.06%
(Cost $2,561,574)(u)			2,569,545
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.18% (Cost $4,067,214,264)			4,064,660,154
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–11.68%
Invesco Private Government Fund, 3.58%(r)(t)(v)		131,818,438	131,818,438
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.75%(r)(t)(v)	337,312,902	$337,380,365
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $469,198,786)		469,198,803
TOTAL INVESTMENTS IN SECURITIES–112.86% (Cost $4,536,413,050)		4,533,858,957
OTHER ASSETS LESS LIABILITIES—(12.86)%		(516,540,628)
NET ASSETS–100.00%		$4,017,318,329
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $1,431,411,471, which represented 35.63% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $1,531,356, which represented less than 1% of the Fund’s Net Assets.

(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2026.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Perpetual bond with no specified maturity date.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Restricted security. The aggregate value of these securities at May 31, 2026 was $17,286,328, which represented less than 1% of the Fund’s Net Assets.
(k)	Zero coupon bond issued at a discount.
(l)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(m)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(n)	This variable rate interest will settle after May 31, 2026, at which time the interest rate will be determined.
(o)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(p)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(q)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(r)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Invesco Core Fixed Income ETF	$3,506,057	$2,023,050	$-	$(103,617)	$-	$5,425,490	$51,369
Invesco High Yield Systematic Bond ETF	4,393,386	309,875	-	(16,135)	-	4,687,126	77,234
Invesco Short Duration High Yield ETF	231,170	-	-	(1,536)	-	229,634	3,126
Invesco Short Duration Total Return Bond ETF	15,203,160	174,505	-	(115,283)	-	15,262,382	166,292
Invesco Total Return Bond ETF	4,795,000	-	-	(103,000)	-	4,692,000	52,853
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,764,241	$97,537,554	$(85,944,154)	$-	$-	$18,357,641	$38,365
Invesco Treasury Portfolio, Institutional Class	12,562,162	181,141,173	(159,610,574)	-	-	34,092,761	70,987
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	154,351,891	137,547,148	(160,080,601)	-	-	131,818,438	1,264,668*
Invesco Private Prime Fund	399,162,200	307,640,238	(369,371,483)	17	(50,607)	337,380,365	3,439,306*
Total	$600,969,267	$726,373,543	$(775,006,812)	$(339,554)	$(50,607)	$551,945,837	$5,164,200

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(s)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(t)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(u)	The table below details options purchased.
(v)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	10/16/2026	87	USD	7,660.00	USD	66,642,000	$2,569,545

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	3,272	September-2026	$675,872,500	$569,045	$569,045
U.S. Treasury 5 Year Notes	1,347	September-2026	144,413,134	414,723	414,723
U.S. Treasury Long Bonds	15	September-2026	1,683,281	14,165	14,165
U.S. Treasury Ultra Bonds	264	September-2026	30,203,250	569,250	569,250
Subtotal—Long Futures Contracts				1,567,183	1,567,183
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	1,301	September-2026	(142,886,391)	(904,601)	(904,601)
U.S. Treasury 10 Year Ultra Notes	842	September-2026	(94,369,781)	(909,187)	(909,187)
Subtotal—Short Futures Contracts				(1,813,788)	(1,813,788)
Total Futures Contracts				$(246,605)	$(246,605)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/28/2026	Goldman Sachs International	EUR	1,176,000	USD	1,387,121	$12,178
07/28/2026	State Street Bank & Trust Co.	EUR	25,000	USD	29,368	139
07/28/2026	State Street Bank & Trust Co.	GBP	15,000	USD	20,258	59
Subtotal—Appreciation						12,376
Currency Risk
07/28/2026	State Street Bank & Trust Co.	EUR	500,000	USD	584,367	(218)
Total Forward Foreign Currency Contracts						$12,158

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$3,496,700,777	$12,140,958	$3,508,841,735
Asset-Backed Securities	—	187,036,961	12,042,427	199,079,388
Variable Rate Senior Loan Interests	—	64,210,386	56,079,000	120,289,386
U.S. Treasury Securities	—	90,419,155	—	90,419,155
Preferred Stocks	54,123,511	—	—	54,123,511
Exchange-Traded Funds	30,296,632	—	—	30,296,632
Non-U.S. Dollar Denominated Bonds & Notes	—	5,795,463	—	5,795,463
Common Stocks & Other Equity Interests	—	—	759,933	759,933
Municipal Obligations	—	35,004	—	35,004
Money Market Funds	52,450,402	469,198,803	—	521,649,205
Options Purchased	2,569,545	—	—	2,569,545
Total Investments in Securities	139,440,090	4,313,396,549	81,022,318	4,533,858,957
Other Investments - Assets*
Investments Matured	—	44,730	—	44,730
Futures Contracts	1,567,183	—	—	1,567,183
Forward Foreign Currency Contracts	—	12,376	—	12,376
	1,567,183	57,106	—	1,624,289
Other Investments - Liabilities*
Futures Contracts	(1,813,788)	—	—	(1,813,788)
Forward Foreign Currency Contracts	—	(218)	—	(218)
	(1,813,788)	(218)	—	(1,814,006)
Total Other Investments	(246,605)	56,888	—	(189,717)
Total Investments	$139,193,485	$4,313,453,437	$81,022,318	$4,533,669,240

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2026:
	Value 02/28/26	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 05/31/26
Variable Rate Senior Loan Interests	$7,140,882	$55,800,000	$—	$—	$—	$279,000	$—	$(7,140,882)	$56,079,000
U.S. Dollar Denominated Bonds & Notes	12,341,167	—	—	—	—	(200,209)	—	—	12,140,958
Asset-Backed Securities	18,287,345	—	(5,941,000)	20,806	28,245	(352,969)	—	—	12,042,427
Common Stocks & Other Equity Interests	—	—	—	—	—	39,617	720,316	—	759,933
Total	$37,769,394	$55,800,000	$(5,941,000)	$20,806	$28,245	$(234,561)	$720,316	$(7,140,882)	$81,022,318
Invesco Corporate Bond Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 05/31/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 56,079,000	Third-Party Pricing	Broker Quote	100.50% of Par	-
U.S. Dollar Denominated Bonds & Notes	12,140,958	Discounted Cash Flow Model	Discount Rate	5.84%	-
Asset-Backed Securities	12,042,427	Third-Party Pricing	Broker Quote	93.29% of Par	-
Common Stocks & Other Equity Interests	759,933	Third-Party Pricing	Broker Quote	1.06% of Par	-
Total	$ 81,022,318
Invesco Corporate Bond Fund